Document and Entity Information	6 Months Ended
Jun. 11, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment number one to Form S-1
Document Period End Date	Jun 11, 2013
Trading Symbol	DFRG
Entity Registrant Name	DEL FRISCO'S RESTAURANT GROUP, INC.
Entity Central Index Key	0001415301
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011
Current assets:
Cash and cash equivalents	$ 14,443	$ 10,763	$ 14,119
Restricted cash	215	215	976
Inventory	12,200	12,103	9,891
Deferred income taxes	2,410	2,067	1,748
Lease incentives receivable	1,755	3,092	241
Prepaid expenses and other	3,139	4,758	4,255
Total current assets	34,162	32,998	31,230
Property and equipment:
Land and land improvements		2,120	1,963
Buildings		1,455	1,418
Leasehold improvements		105,976	81,579
Furniture, fixtures, and equipment		30,253	21,276
Property Plant And Equipment Gross	150,014	139,804	106,236
Less accumulated depreciation		(34,236)	(25,728)
Property and equipment, net	110,865	105,568	80,508
Assets held for sale			1,850
Deferred compensation plan investments	9,262	7,802	6,159
Goodwill	75,365	75,365	76,103
Intangible assets, net	36,329	36,391	36,493
Loan costs, net of accumulated amortization of $168 in 2011 and $4 in 2012		45	1,868
Other assets	261	261
Other		216	63
Other Assets, Net		112,017	114,527
Total assets	266,244	258,385	234,274
Current liabilities:
Accounts payable	4,776	8,804	7,491
Sales tax payable		1,687	1,299
Accrued payroll	4,505	6,262	5,913
Real estate taxes		331	417
Accrued self-insurance	1,746	1,662	1,581
Deferred revenue	8,268	10,314	8,074
Income taxes payable	2,097	1,768	60
Deferred rent obligations, current		1,314	833
Other current liabilities	4,732	4,943
Other		1,611	2,622
Total current liabilities	26,124	33,753	28,290
Long-term debt, less current maturities			70,000
Other noncurrent liabilities		4,880	4,748
Deferred compensation plan liabilities		8,415	6,969
Deferred rent obligations	23,700	22,644	16,314
Deferred tax liabilities	14,125	10,792	12,081
Other liabilities	14,149	13,295
Total liabilities	78,098	80,484	138,402
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	24	24	18
Additional paid in capital	121,855	119,610	51,341
Retained earnings	66,267	58,267	44,513
Accumulated other comprehensive income
Total stockholders' equity	188,146	177,901	95,872
Total liabilities and stockholders' equity	$ 266,244	$ 258,385	$ 234,274

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011
Statement Of Financial Position [Abstract]
Loan costs, accumulated amortization		$ 4	$ 168
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	23,794,667	23,794,667	17,994,667
Common stock, shares outstanding	23,794,667	23,794,667	17,994,667

Condensed Consolidated Statements of Income and Comprehensive Income - Unaudited (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 25, 2012	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012		Dec. 27, 2011		Dec. 28, 2010
Income Statement [Abstract]
Revenues	$ 80,869	$ 120,162	$ 103,678	$ 232,435		$ 198,625		$ 162,855
Costs and expenses:
Costs of sales		36,533	31,963	71,093		60,743		49,481
Restaurant operating expenses		53,454	43,778	100,143		86,311		71,917
Marketing and advertising costs		2,256	2,006	4,682		4,246		2,744
Pre-opening costs		919	902	4,058		3,018		798
General and administrative costs		7,938	5,400	13,449		10,640		7,512
Management and accounting fees paid to related party			1,196	1,252		3,399		3,345
Asset advisory agreement termination fee	3,000			3,000
Secondary public offering costs		412
Public offering transaction bonuses		1,805		1,462
Depreciation and amortization		5,006	3,570	8,675		6,998		6,459
Operating income	10,680	11,839	14,863	24,621		23,270		20,599
Other income (expense), net:
Interest expense-affiliates								(1,775)
Interest expense		(48)	(2,228)
Interest expense-other				(2,920)		(6,355)		(9,906)
Write-off of debt issuance costs				(1,649)		(2,501)
Other			65	113		(114)		(249)
Income from continuing operations before income taxes		11,791	12,700	20,165		14,300		8,669
Income tax expense (benefit)		3,791	4,172	5,592		4,653		(88)
Income from continuing operations	7,840	8,000	8,528	14,573		9,647		8,757
Discontinued operations, net of income tax benefit			84	(819)		(674)		(27)
Net income	7,564	8,000	8,612	13,754		8,973		8,730
Basic and diluted income (loss) per common share:
Continuing operations				$ 0.71		$ 0.54		$ 0.49
Discontinued operations				$ (0.04)		$ (0.04)		$ 0
Basic and diluted income per share				$ 0.67		$ 0.5		$ 0.49
Basic income per common share:
Continuing operations	$ 0.33	$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ 0	$ 0.01	$ (0.04)
Basic income per share	$ 0.32	$ 0.34	$ 0.48	$ 0.67
Diluted income per common share:
Continuing operations	$ 0.33	$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ 0	$ 0.01	$ (0.04)
Diluted income per share	$ 0.32	$ 0.34	$ 0.48	$ 0.67
Shares used in computing net income (loss) per common share:
Basic and diluted				20,432,579		17,994,667		17,994,667
Basic	23,795,000	23,794,667	17,994,667	20,432,579	[1]	17,994,667	[1]	17,994,667	[1]
Diluted	23,795,000	23,794,869	17,994,667	20,432,579		17,994,667		17,994,667
Comprehensive income (loss):
Realized loss on cash flow hedge								367
Other comprehensive income before tax								367
Income tax benefit related to other comprehensive income								(147)
Other comprehensive income, net of tax								220
Comprehensive income		$ 8,000	$ 8,612	$ 13,754		$ 8,973		$ 8,950

[1]	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).

Condensed Consolidated Statement of Changes in Stockholders' Equity - Unaudited (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 28, 2009	$ 30,908	$ 18	$ 4,300	$ 26,810	$ (220)
Balance, shares at Dec. 28, 2009		17,994,667
Comprehensive income	8,950			8,730	220
Equity-based compensation	170		170
Contribution (distribution)by majority shareholder	47,127		47,127
Balance at Dec. 28, 2010	87,155	18	51,597	35,540
Balance, shares at Dec. 28, 2010		17,994,667
Comprehensive income	8,973			8,973
Equity-based compensation	101		101
Contribution (distribution)by majority shareholder	(357)		(357)
Balance at Dec. 27, 2011	95,872	18	51,341	44,513
Balance, shares at Dec. 27, 2011	17,994,667	17,994,667
Comprehensive income	13,754			13,754
Equity-based compensation	378		378
Contribution (distribution)by majority shareholder	1,440		1,440
Issuance of common stock for initial public offering, net of fees and issuance costs	66,457	6	66,451
Issuance of common stock for initial public offering, net of fees and issuance costs, shares		5,800,000
Balance at Dec. 25, 2012	177,901	24	119,610	58,267
Balance, shares at Dec. 25, 2012	23,794,667	23,794,667
Comprehensive income	8,000			8,000
Equity-based compensation	466		466
Contribution (distribution)by majority shareholder	1,779		1,779
Balance at Jun. 11, 2013	$ 188,146	$ 24	$ 121,855	$ 66,267
Balance, shares at Jun. 11, 2013	23,794,667	23,794,667

Condensed Consolidated Statements of Cash Flows - Unaudited (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Cash flows from operating activities:
Net income	$ 8,000	$ 8,612	$ 13,754	$ 8,973	$ 8,730
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,006	3,707	8,809	7,146	6,624
Loss on disposal of restaurant property			103
Write-off of goodwill associated with disposed restaurant property			738
Write-off of deferred debt issuance costs			1,649	2,501
Loan cost amortization	8	187	222	627	872
Non-cash interest charge-affiliate					1,775
Non-cash equity based compensation	466		378	101	170
Non-cash impairment charges				1,400
Deferred income taxes	2,990	129	(1,608)	(1,623)	(317)
Amortization of deferred lease incentives	(222)	(87)	(285)	(172)	(100)
Changes in operating assets and liabilities:
Restricted cash			761	(976)
Inventories	(97)	146	(2,212)	(1,230)	(155)
Lease incentives receivable	1,987	241
Other assets	774	(126)	(2,146)	(550)	(1,392)
Accounts payable	(4,028)	480	1,313	4,358	(2,366)
Income taxes	(45)	2,113	1,840	2,492	2,127
Deferred rent obligations	583	419	4,245	829	2,452
Other liabilities	(3,271)	(3,130)	3,407	4,627	43
Payments attributable to accrued interest included in advances due affiliate					(6,464)
Net cash provided by operating activities	12,151	12,691	30,968	28,503	11,999
Cash flows from investing activities:
Proceeds from sale-leaseback transaction				13,235	4,345
Proceeds from sale of property and equipment	5		1,682
Purchases of property and equipment	(10,230)	(12,429)	(33,635)	(20,063)	(5,550)
Other	(25)	(116)	(220)	(323)	(5)
Net cash used in investing activities	(10,250)	(12,545)	(32,173)	(7,151)	(1,210)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of underwriter fees and issuance costs			66,457
Proceeds from long-term debt				71,800
Payments of long-term debt		(8,500)	(70,000)	(80,722)	(26,353)
Deferred debt issuance costs			(48)	(2,111)
Advances due to affiliate					(40,663)
Contribution from (distribution to) majority shareholder	1,779		1,440	(357)	47,127
Net cash provided by (used in) financing activities	1,779	(8,500)	(2,151)	(11,390)	(19,889)
Net increase (decrease) in cash and cash equivalents	3,680	(8,354)	(3,356)	9,962	(9,100)
Cash and cash equivalents at beginning of period	10,763	14,119	14,119	4,157	13,257
Cash and cash equivalents at end of period	14,443	5,765	10,763	14,119	4,157
Supplemental disclosures of cash flow information:
Cash paid for interest	45	2,346	3,127	5,567	10,109
Cash paid for income taxes	840	1,886	5,283	3,279	(1,939)
Noncash investing and financing activities:
Deemed distribution to parent				$ 477

BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Accounting Policies [Abstract]
BUSINESS AND BASIS OF PRESENTATION

(1) BUSINESS AND BASIS OF PRESENTATION

As of June 11, 2013, Del Frisco’s Restaurant Group, Inc. (the “Company”) owned and operated 35 restaurants under the brand names of Del Frisco’s Double Eagle Steak House (“Del Frisco’s”), Sullivan’s Steakhouse (“Sullivan’s”), and Del Frisco’s Grille (“Grille”). Of the 35 restaurants the Company operated at the end of the period covered by this report, there were ten Del Frisco’s restaurants, 19 Sullivan’s restaurants and six Grille restaurants in operation in 19 states throughout the United States of America. One new Grille location opened during the 24 weeks ended June 11, 2013 in Houston, Texas.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all the information and disclosures required by GAAP for complete financial statements. Operating results for the 24 weeks ended June 11, 2013 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2013. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation. Certain amounts from the prior years have been reclassified to conform with the fiscal 2013 presentation. These unaudited condensed consolidated financial statements and related notes should be read in conjunction with the consolidated financial statements and notes for the fiscal year ended December 25, 2012 included in the Company’s Annual Report filed on Form 10-K for the fiscal year ended December 25, 2012 filed with the SEC on February 26, 2013, as amended on June 14, 2013.

The Company operates on a 52- or 53-week fiscal year ending the last Tuesday in December. The fiscal quarters ended June 11, 2013 and June 12, 2012 each contained 12 weeks and are referred to herein as the second quarter of fiscal year 2013 and the second quarter of fiscal year 2012, respectively. Fiscal year 2013 will be a 53-week fiscal year and fiscal year 2012 was a 52-week fiscal year.

(1) Organization and Basis of Presentation

Background

Del Frisco’s Restaurant Group, Inc. (the Company) is incorporated in Delaware as a corporation. Prior to its initial public offering (“IPO”) in 2012, the Company was a wholly owned subsidiary of LSF5 Wagon Holdings, LLC (Wagon), which is a wholly owned subsidiary of LSF5 COI Holdings, LLC (Holdings), which is majority owned by Lone Star Fund V (U.S.), L.P. (the Fund), which is a private investment fund.

Effective December 13, 2006, the Fund, through Holdings, acquired all of the outstanding capital stock of Lone Star Steakhouse & Saloon, Inc. (Star), through a series of transactions pursuant to an Agreement and Plan of Merger (the Acquisition). Prior to the Acquisition, Star was a public company that owned and operated steakhouse restaurants under four different restaurant brands, which included Lone Star Steakhouse & Saloon (Lone Star), Texas Land & Cattle Steak House (TXLC), Sullivan’s Steakhouse (Sullivan’s), and Del Frisco’s Double Eagle Steak House (Del Frisco’s).

In connection with the Acquisition, Holdings contributed all of the assets, restaurant operations, trade names, and other intangible assets of its Lone Star and TXLC restaurants to LSF5 Cowboy Holdings, LLC (Casual Dining Companies), which is a wholly owned subsidiary of Holdings. In addition, LS Management, Inc. (LSM), which was previously a wholly owned subsidiary of Star that provided all of the accounting, legal, and other administrative support to all of Star’s restaurants, was contributed to the Casual Dining Companies. Concurrently, the remaining assets and restaurant operations of Star, which primarily included the Del Frisco’s and Sullivan’s restaurants as well as LS Finance, LLC which was previously a wholly owned subsidiary of Star that provided all of the cash management and treasury support to all of Star’s restaurants, were contributed to the Company.

On July 26, 2012, the Company priced a $75,400 IPO of 5.8 million shares of common stock at $13.00 per share. On July 27, 2012, the Company’s common stock began trading on the NASDAQ Global Select Market under the ticker symbol “DFRG.” Upon the August 1, 2012 closing of the IPO, the Company received net proceeds of $70,122, reflecting $5,278 of underwriting discounts and commissions. Additionally, the Company incurred $3,666 in offering costs that reduced the net proceeds available to additional paid in capital. At the completion of the IPO, an entity controlled by the Fund (together with its affiliates, but excluding the Company and other companies that it or they own or control as a result of their investment activities) owned approximately 18.0 million shares of common stock, or approximately 75.6% of the Company’s outstanding shares.

Prior to the IPO closing, the Company converted from a limited liability company to a corporation and in connection therewith, the Company’s then-outstanding membership interests were converted into approximately 18.0 million shares of Company common stock (the “Conversion”). All issued and outstanding common stock and per share amounts contained in the financial statements have been retroactively adjusted to reflect the Conversion. As part of the IPO, the Company established its authorized shares at 10,000,000 shares of preferred stock, $0.001 par value per share, and 190,000,000 shares of common stock, $0.001 par value per share. At August 1, 2012, the closing date of the IPO, the Company had a total of approximately 23.8 million common shares issued and outstanding.

The Company used a portion of the net proceeds from the IPO to repay $61,000 of amounts outstanding under its credit facility on August 1, 2012. In addition, the Company used $3,000 of the net proceeds to make a one-time payment an affiliate of the Fund in consideration for the termination of an asset advisory agreement upon consummation of the IPO, which is reflected as an operating expense in the consolidated statements of income and comprehensive income. The remainder of the net proceeds will be used for working capital and other general corporate purposes. In conjunction with the repayment of amounts outstanding under the credit facility, the Company wrote-off $1,649 in unamortized debt issuance costs in the third quarter of fiscal 2012.

Description of Business

The Company owns and operates restaurants in the upscale steakhouse market under the brand names of Del Frisco’s Double Eagle Steak House (“Del Frisco’s”), Sullivan’s Steakhouse (“Sullivan’s”), and Del Frisco’s Grille (“Grille”). As of December 25, 2012 the Company owned and operated 10 Del Frisco’s, 19 Sullivan’s and five Del Frisco’s Grille restaurants. During 2010, the Company opened a Sullivan’s restaurant in Seattle, Washington. During fiscal 2011, the Company opened a Del Frisco’s in Boston, Massachusetts and Del Frisco’s Grilles in New York City and Dallas, Texas. During fiscal 2012, the Company opened Del Frisco’s Grilles in Phoenix, Arizona, Washington, D.C., and Atlanta, Georgia as well as a Del Frisco’s in Chicago, Illinois.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 25, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Fiscal Year

The Company operates on a 52- or 53-week fiscal year ending the last Tuesday in December. Fiscal 2010, 2011 and 2012 included 52 weeks of operations.

Concentrations

The Company has certain financial instruments exposed to a concentration of credit risk, which consist primarily of cash and cash equivalents. The Company places cash with high-credit-quality financial institutions, and, at times, such cash may be in excess of the federal depository insurance limit. The Company has cash equivalents of approximately $575 and $0 at December 27, 2011 and December 25, 2012, respectively, in money market mutual funds.

Additionally, the Company purchased 100% of total beef purchases from four suppliers during fiscal 2010, 2011, and 2012, respectively. Due to the nature of the beef purchases, there are alternative sources of supply available; however, a change in suppliers could potentially cause increased costs.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include currency on hand, demand deposits with banks or other financial institutions, credit card receivables, and short-term investments with maturities of three months or less when purchased. Cash and cash equivalents are carried at cost, which approximates fair value.

Financial Instruments

The Company considers the carrying amounts of cash and cash equivalents, short-term investments, receivables, advances due to affiliate, and accounts payable to approximate fair value based on the short-term nature of these items. Borrowings available under the credit facility at December 25, 2012 have variable interest rates that reflect currently available terms and conditions for similar debt.

Derivative Instruments and Hedging Activities

The Company records all derivatives on the consolidated balance sheets at fair value. Derivatives qualify for treatment as hedges when there is a high correlation between the change in fair value of the derivative instrument and the related change in value of the underlying hedged item. Derivatives that are not accounted for as hedges or the ineffective portions of qualifying hedges must be adjusted to fair value through earnings. For qualifying hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income (OCI) and subsequently reclassified into income when the hedged exposure affects income.

Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge by matching the terms of the contract to the underlying transaction as well as its risk management objective and strategy for undertaking the hedge. The Company classifies the cash flows from hedging transactions in the same categories on the statements of income and comprehensive income as the cash flows from the respective hedged items. Once established, cash flow hedges are generally not removed until maturity unless an anticipated transaction is no longer likely to occur. The Company does not engage in trading activities with its financial instruments.

The only derivative instruments used by the Company were settled during the 2010 fiscal year. The realized loss upon settlement was $200, net of income tax.

Inventories

Inventories, which primarily consist of food and beverages, are valued at the lower of cost, using the first-in, first-out (FIFO) method, or market.

Property and Equipment

Property and equipment are stated at cost. Maintenance, repairs, and renewals that do not enhance the value of or increase the lives of the assets are expensed as incurred. Buildings are depreciated using the straight-line method over their estimated useful lives of 20 to 25 years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets of 20 years or the expected term of the lease, including cancelable optional renewal periods when failure to exercise such renewal options would result in an economic penalty to the Company. Furniture, fixtures, and equipment are depreciated using the straight-line method over three to seven years, which are the estimated useful lives of the assets.

Interest is capitalized in connection with the construction of restaurant facilities. The capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life. Capitalized interest was $0, $204 and $104 for the years ended December 28, 2010, December 27, 2011 and December 25, 2012, respectively.

Operating Leases

The Company leases restaurants under operating leases. The majority of the Company’s leases provide for rent escalation clauses, contingent rental expense, and/or tenant improvement allowances.

Rent expense is recognized on a straight-line basis over the expected term of the lease, which includes cancelable optional renewal periods that are reasonably assured to be exercised and where failure to exercise such renewal options would result in an economic penalty to the Company.

Certain of the Company’s operating leases contain clauses that provide additional contingent rent based on a percentage of sales greater than certain specified target amounts. The Company recognizes contingent rent expense prior to the achievement of the specified target that triggers the contingent rent, provided achievement of that target is considered probable.

The Company records tenant improvement allowances and other landlord incentives as a component of deferred rent which is amortized on a straight-line basis over the expected term of the lease.

Preopening Costs

Preopening costs, including labor costs, costs of hiring and training personnel, and certain other costs related to opening new restaurants, are expensed when the costs are incurred.

Deferred Offering Costs

Other current assets at December 27, 2011 include deferred offering costs of $820, which reflects the costs incurred by the Company during 2011 in connection with the initial public offering of common stock. Such costs were charged to additional paid-in-capital at the time the IPO was completed in 2012.

Goodwill and Other Intangible Assets

The Company’s intangible assets primarily include goodwill, trade names, and licensing agreements. The Company’s trade names include “Del Frisco’s Double Eagle Steak House” and “Sullivan’s Steakhouse,” both of which have indefinite lives and, accordingly, are not subject to amortization. The trade names are used in the advertising and marketing of the restaurants and are widely recognized and accepted by consumers in their respective markets for providing its customers an enjoyable fine-dining experience. Goodwill represents the excess of costs over the fair value of the net assets acquired.

Goodwill and intangible assets that have indefinite useful lives are not amortized. However, both goodwill and trade names are subject to annual impairment testing. The Company amortizes its finite-lived intangible assets on a straight-line basis over the estimated period of benefit, generally seven to 17 years. See Note 3 for additional information.

The impairment evaluation for goodwill is conducted annually using a two-step process. In the first step, the fair value of each reporting unit is compared to the carrying amount of the reporting unit, including goodwill. The estimated fair value of the reporting unit is determined using discounted cash flows and a market-based approach. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities, other than goodwill, in a manner similar to a purchase price allocation. If the resulting implied fair value of the goodwill that results from the application of this second step is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference. Currently, the Company defines the reporting units to be Del Frisco’s and Sullivan’s concepts. The Company performs its annual impairment test as of its year-end.

The evaluation of the carrying amount of other intangible assets with indefinite lives is made annually by comparing the carrying amount of these assets to their estimated fair value. The estimated fair value is determined on the basis of existing market-based conditions as well as discounted future cash flow or the royalty-relief method for trade names. If the estimated fair value is less than the carrying amount, an impairment charge is recorded to reduce the asset to its estimated fair value.

The valuation approaches used to determine fair value of each reporting unit and other intangible assets are subject to key judgments and assumptions about revenue growth rates, operating margins, weighted average cost of capital and comparable company and acquisition market multiples. When developing these key judgments and assumptions, which are sensitive to change, management considers economic, operational and market conditions that could impact the fair value. The judgments and assumptions used are consistent with what management believes hypothetical market participants would use. However, estimates are inherently uncertain and represent only reasonable expectations regarding future developments.

Loan Costs

Loan costs are stated at cost and amortized using the effective interest method over the life of the related loan.

Deferred Compensation Plan

In connection with the Company’s deferred-compensation plan, the Company has created a grantor trust to which it contributes amounts equal to employee participants’ qualified deferrals and the Company’s matching portion. The plan is informally funded using life insurance policies and mutual funds held by the grantor trust. All assets held by the grantor trust remain the property of the Company; however, the Company does not currently intend to use such assets for any purpose other than to fund payments to the participants pursuant to the terms of the deferred-compensation plan. The assets of the plan consist principally of cash surrender values of the life insurance policies. Because the investment assets of the deferred-compensation plan are assets of the Company and would be subject to general claims by creditors in the event of the Company’s insolvency, the accompanying consolidated balance sheets reflect such investments as assets, with a liability for deferred compensation reflected in long-term liabilities for amounts owed to employees. Subsequent to the end of fiscal 2012, the mutual fund investments were sold and the proceeds were used to purchase additional life insurance policies.

Impairment of Long-Lived Assets

Property and equipment and finite-life intangibles are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company reviews applicable finite-lived intangible assets and long-lived assets related to each restaurant on a periodic basis. The Company’s assessment of recoverability of property and equipment and finite-lived intangible assets is performed at the component level, which is generally an individual restaurant. When events or changes in circumstances indicate an asset may not be recoverable, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, an impairment loss is recognized. The impairment loss is recognized by measuring the difference between the carrying value of the assets and the estimated fair value of the assets. The Company’s estimates of fair values are based on the best information available and require the use of estimates, judgments, and projections. The actual results may vary significantly from the estimates.

During fiscal 2011, the Company determined that the carrying amount of one of its Sullivan’s restaurants was most likely not recoverable. Therefore, the Company recorded a non-cash impairment charge of $1,400, which represents the difference between the carrying value of the restaurant assets and their estimated fair value, which was based on an estimated sales price. As this restaurant was closed and sold in fiscal 2012 (see Note 16), this amount is included in loss from discontinued operations in the consolidated statements of income and comprehensive income.

Self-Insurance Reserves

The Company maintains self-insurance programs for its workers’ compensation and general liability insurance programs. In order to minimize the exposure under the self-insurance programs, the Company has purchased stop-loss coverage both on a per-occurrence and on an aggregate basis. The self-insured losses under the programs are accrued based on the Company’s estimate of the ultimate expected liability for both claims incurred and on an incurred but not reported basis. The establishment of such accruals for self-insurance involves certain management judgments and assumptions regarding the frequency or severity of claims, the historical patterns of claim development, and the Company’s experience with claim-reserve management and settlement practices. To the extent actual results differ from the assumptions used to develop the accruals, such unanticipated changes may produce significantly different amounts of expense than those estimated under the self-insurance programs.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company regularly evaluates the likelihood of realization of tax benefits derived from positions it has taken in various federal and state filings after consideration of all relevant facts, circumstances, and available information. For those tax benefits deemed more likely than not that will be sustained, the Company recognizes the benefit it believes is cumulatively greater than 50% likely to be realized. To the extent the Company were to prevail in matters for which accruals have been established or be required to pay amounts in excess of recorded reserves, the effective tax rate in a given financial statement period could be materially impacted.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense for the fiscal years ended December 28, 2010, December 27, 2011, and December 25, 2012 was $2,744, $4,246 and $4,682, respectively.

Revenue Recognition

Revenue from restaurant sales is recognized when food and beverage products are sold. Proceeds from the sale of gift cards are recorded as deferred revenue at the time of sale and recognized as income when the gift card is redeemed by the holder or the likelihood of redemption becomes remote (gift card breakage) and the Company determines there is no legal obligation to remit the value of the unredeemed gift cards to governmental agencies. The Company determines the gift card breakage rate based upon historical redemption patterns. Certain of the Company’s gift cards are sold on a discount and the net value (face value to be redeemed less the discount offered) is deferred until redeemed or breakage is deemed appropriate. The Company has deemed gift card breakage income immaterial for fiscal years 2010, 2011 and 2012, and it is included in revenues in the consolidated statements of income and comprehensive income. The Company excludes from revenue any taxes assessed by governmental agencies that are directly imposed on revenue-producing transactions between the Company and a customer.

Stock-Based Compensation

In connection with the IPO, the Company adopted the Del Frisco’s Restaurant Group, Inc. 2012 Long-Term Equity Incentive Plan (the “2012 Plan”), which allows the Company’s Board of Directors to grant stock options, restricted stock, restricted stock units, deferred stock units and other equity-based awards to directors, officers, key employees and other key individuals performing services for the Company. The Company recognizes stock-based compensation in accordance with “Compensation—Stock Compensation,” FASB ASC Topic 718 (Topic 718). Stock-based compensation cost includes compensation cost for all share-based payments granted based on the grant date fair value estimated in accordance with the provisions of Topic 718. Compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period of each award.

Reclassifications

Certain amounts from the prior years have been reclassified to conform with the fiscal 2012 presentation.

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Fair value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. Many of the amendments in this update change the wording used in the existing guidance to better align generally accepted accounting principles in the United States with International Financial Reporting Standards and to clarify the FASB’s intent on various aspects of the fair value guidance. The update also requires increased disclosure of quantitative information about unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The update is effective for the Company beginning in fiscal 2012 and should be applied prospectively. Other than requiring additional disclosures, the new guidance did not have a significant impact on the Company’s consolidated financial statements upon adoption.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which requires the Company to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. All other provisions of the update are effective for the Company in fiscal 2012 and have been applied retrospectively.

In September 2011, the FASB issued ASU 2011-08, Intangible-Goodwill and Other (Topic 350), Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing the Company to go directly to the quantitative assessment. All provisions of the update are effective for the Company in fiscal 2012. The Company does not believe the new guidance had a significant impact on its consolidated financial statements.

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company does not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.

Intangible Assets and Goodwill	12 Months Ended
Dec. 25, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

(3) Intangible Assets and Goodwill

	December 27, 2011	December 25, 2012
	(In Thousands)
Amortized intangible assets:
Gross carrying amount:
Favorable leasehold interests	$848	$848
Licensing and development rights	1,077	1,077
Other	198	265

	2,123	2,190
Accumulated amortization:
Favorable leasehold interests	(549)	(639)
Licensing and development rights	(333)	(399)
Other	(26)	(39)

	(908)	(1,077)

Net amortized intangible assets	$1,215	$1,113

Unamortized intangible assets:
Goodwill	$76,103	$75,365
Trade names	34,893	34,893
Liquor license permits	385	385

	$111,381	$110,643

Licensing contract rights and favorable lease rights are being amortized using the straight-line method over the estimated lives of the related contracts and agreements, which are seven to nine years for favorable leasehold interest and 17 years for licensing contract rights. Liquor licenses that are transferable are carried at cost. Such licenses are reviewed for impairment on an annual basis.

Goodwill is allocated to the Del Frisco’s and Sullivan’s reporting units, respectively, as follows: $43,928 and $32,175 at December 27, 2011 and $43,928 and $31,437 at December 25, 2012 . A portion of the goodwill allocated to the Sullivan’s location that was sold in fiscal 2012 was written off in fiscal 2012. See Note 16 for further discussion of discontinued operations.

The Company has estimated that annual amortization expense will amount to approximately $167 for 2013, $153 for 2014, $126 for 2015, $90 for 2016, and $82 for 2017.

Amortization expense was $175, $166 and $169 for the years ended December 28, 2010, December 27, 2011, and December 25, 2012, respectively.

During fiscal 2010, the Company’s remaining tax deductible goodwill was fully amortized. The Company performed the annual test for impairment of goodwill and intangible assets and concluded that no impairment existed as of December 28, 2010, December 27, 2011 or December 25, 2012; accordingly, no impairment losses were recorded.

On February 1, 2012, the Company entered into an agreement to terminate a license agreement with the licensee operating a Del Frisco’s in Orlando, Florida effective June 1, 2013. The original licensing agreement has been amortized over the expected term of the agreement, and has a remaining book value of $678 as of December 25, 2012. Under the agreement, in exchange for the Company surrendering its right to receive licensing fees from January 1, 2012 through June 1, 2013 and making a one-time $25 payment to the licensee, the Company will have the rights to open and operate any of its restaurants in the three counties that make up the Orlando metropolitan area no earlier than January 1, 2015. The Company accounted for this as an exchange of non-monetary assets, for which the Company has concluded that the fair value of the asset surrendered approximates its book value and therefore no gain or loss has been recorded on the exchange. To determine the fair value of the asset surrendered, the Company utilized a discounted cash flow method that applied a discount rate of 10.5%, the Company’s weighted-average cost of capital, to the future estimated cash flows to be received over the remaining term, including expected renewal, of the license agreement.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

(5) RELATED PARTY TRANSACTIONS

In connection with the March 2013 secondary public offering, certain executives of the Company earned transaction bonuses totaling approximately $1.8 million. These bonuses were earned under letter agreements, as amended, with LSF5 Wagon Holdings, LLC, an affiliate of Lone Star Fund (“Wagon”), in which certain executives of the Company were eligible to receive a transaction bonus upon the occurrence of an eligible transaction. Wagon is responsible for funding any transaction bonuses under these agreements, including those paid in connection with the March 2013 secondary public offering. As these bonuses were contingent upon employment with the Company, the Company is required to record the expense of these bonuses and recognized the funding by Wagon as additional paid in capital. The $1.8 million was recorded as an expense to the Company and capital contribution by Wagon in the first quarter of fiscal 2013. In the second quarter of fiscal 2013, Wagon contributed approximately $1.8 million which was used by the Company to pay these bonuses.

In fiscal 2012, the Company entered into a Transition Services Agreement with an affiliate of Lone Star Fund to provide certain limited support services, including legal and risk management, until the Company can complete transition of these functions to internal or third-party resources. General and administrative expenses include charges of approximately $25,000 for these services for the 24 weeks ended June 11, 2013.

(4) Related Party Transactions

Management and Accounting Fees Paid to Related Party

Management and accounting fees paid to related party include charges from LSM, which is an indirect wholly owned subsidiary of the Fund. These charges totaled $1,275, $269, and $0 for the years ended December 28, 2010, December 27, 2011 and December 25, 2012, respectively. The charges were primarily for accounting, risk management, human resources and benefits administration, legal, management information services, and other shared support services. The amounts that are included in management fees to related party in the accompanying consolidated statements of income and comprehensive income were charged pursuant to a shared service agreement formerly between the Company and LSM, which was terminated at the beginning of fiscal 2011. The Company cannot estimate with reasonable certainty what the charges for similar services would have been on a stand-alone basis. However, the Company believes that the charges are indicative of what it would have incurred on a stand-alone basis.

At the date of Acquisition, the Company entered into an agreement with Hudson Advisors, L.L.C. (Hudson), an affiliate of certain entities that holds an indirect investment interest in the Company. Pursuant to the agreement, Hudson provides certain asset management and advisory services to the Company. During the years ended December 28, 2010, December 27, 2011, and December 25, 2012, the Company incurred charges for such services of $2,070, $3,129, and $1,252, respectively. This agreement was terminated upon consummation of the IPO, as discussed in Note 1.

Transaction Bonuses

In connection with the IPO, certain executives of the Company earned transaction bonuses of $1,462. These bonuses were earned under a letter agreement, as amended, with Wagon, in which certain executives of the Company are eligible to receive a transaction bonus upon the occurrence of an eligible transaction. Wagon is responsible to fund the transaction bonus. As this bonus is contingent upon employment with the Company, the Company is required to record the expense of these bonuses and recognize the funding by Wagon as additional paid in capital. $1,462 was recorded as an expense to the Company and $1,440 was recorded as a capital contribution by Wagon in fiscal 2012, which was used by the Company to pay these bonuses. A similar transaction bonus will be recognized on any future eligible transactions in which Wagon sells, in whole or part, its interest in the Company.

General and Administrative Expenses

Upon completion of the IPO, the Company entered into a Transition Services Agreement with an affiliate of the Fund to provide certain limited support services, including legal and risk management, until the Company can complete transition of these functions to internal or third-party resources. General and administrative expenses include charges of approximately $73 for these services in fiscal 2012.

Advances Due to Affiliates

During the year ended December 28, 2010, the Company incurred interest expense of $1,775 under the advances due to affiliate. These advances were in the form of an unsecured promissory note bearing interest at 4.65%, for which the principal and interest were due December 31, 2014. During fiscal 2010, the Casual Dining Companies transferred their interest in the advances due from the Company to the Company’s Parent. In November 2010, the Company paid the advances in full from proceeds of a cash capital contribution from its Parent in the amount of $47,127.

The average balance of the advances due to affiliates was approximately $39,124 for the year ended December 28, 2010. Transactions during the periods presented consisted of the following items:

December 28, 2010
(In Thousands)
Beginning balance	$45,269
Interest accrued on advances due to affiliates	1,775
Other	83
Payments	(47,127)

Ending balance	$—

For cash flow presentation purposes, the Company accounts for the interest accrued on advances due to affiliates as a noncash charge to income as the accrued interest is added to the principal of the debt as payment in kind. The in-kind amounts paid in 2010 are presented as an operating activity as such amounts were settled in cash.

Leases	12 Months Ended
Dec. 25, 2012
Leases [Abstract]
Leases

(5) Leases

The Company leases certain facilities under noncancelable operating leases with terms expiring between 2013 and 2034. The leases have renewal options ranging from five to 20 years, which are exercisable at the Company’s option. In addition, certain leases contain escalation clauses based on a fixed percentage increase and provisions for contingent rentals based on a percentage of gross revenues, as defined. Total rental expense amounted to $8,228, $11,170, and $13,065 including contingent rentals of approximately $1,751, $2,682, and $3,240 for the years ended December 28, 2010, December 27, 2011, and December 25, 2012, respectively.

Future minimum lease payments under noncancelable operating leases include renewal option periods for certain leases when such option periods are included for purposes of calculating straight-line rents. At December 25, 2012, future minimum rentals for each of the next five years and in total are as follows:

2013	$11,936
2014	12,571
2015	12,522
2016	12,660
2017	12,435
Thereafter	141,950

Total minimum lease payments	$204,074

During 2010, the Company entered into a sale-leaseback arrangement with a private investor group. Under the arrangement, the Company sold the land and building of its Sullivan’s restaurant located in Chicago, Illinois and leased a portion of the facility back for a term of 10 years with options to renew. The sale-leaseback transaction did not provide for any continuing involvement by the Company other than a normal lease where the Company uses the property during the lease term. The lease was accounted for as an operating lease. The net proceeds from the transaction of approximately $3,853 were used to reduce the Company’s indebtedness under its credit facility. The Company realized a gain of approximately $743 which has been deferred and is being amortized over the life of the lease as a reduction in rent expense.

During 2011, the Company entered into a sale-leaseback arrangement with a private investor group. Under the arrangement, the Company sold the land and building of two of its Del Frisco’s restaurants located in Denver, Colorado and Ft. Worth, Texas and leased them back for a term of 15 years with options to renew. The sale-leaseback transactions do not provide for any continuing involvement by the Company other than a normal lease where the Company intends to use the property during the lease term. The leases were accounted for as operating leases. The aggregate annual lease obligation for the first year of the arrangement is approximately $1,151 with lease rental escalating every five years thereafter. The net proceeds from the transaction were approximately $13,235. Approximately $10,405 of the net proceeds were used to pay down the Company’s indebtedness under its credit facility. The Company realized a gain of approximately $8,699 which has been deferred as a component of deferred rent obligations and is being amortized over the life of the leases as a reduction in rent expense.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

(7) INCOME TAXES

The effective income tax rate from continuing operations for the 24 weeks ended June 11, 2013 was 32.2% compared to an effective income tax rate from continuing operations of 32.9% for the 24 weeks ended June 12, 2012. The factors that cause the effective tax rates to vary from the federal statutory rate of 35% include the impact of FICA tip and other credits, partially offset by state income taxes and certain non-deductible expenses. The decrease in the effective tax rate for the 24 weeks ended June 11, 2013 is primarily attributable to a decrease in the Company’s unrecognized tax benefits of approximately $0.3 million related to the release of exposure items due to the expiration of the statute of limitations, as well as the impact of certain discrete permanent differences between book and tax income, particularly higher non-taxable income on deferred compensation plan investments. These decreases were partially offset by the adjustment described below.

In the second quarter of fiscal 2013, the Company determined that a deferred tax asset and associated tax benefit of $0.5 million recorded in the fourth quarter of fiscal 2012 relating to local income tax net operating loss carryforwards was not realizable and should not have been recognized, as the related net operating losses originated in years from which the carryforward period had expired. The Company corrected the deferred tax asset account resulting in a non-cash $0.5 million cumulative adjustment to record additional income tax expense in the second quarter of fiscal 2013. The adjustment did not impact historical cash flows and will not impact the timing of future income tax payments. Prior years’ financial statements were not restated as the impact of these issues was immaterial to previously reported results for any individual prior year and 2012.

(6) Income Taxes

Total income tax expense (benefit) for fiscal years 2010, 2011, and 2012 was allocated as follows (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592
Income tax expense (benefit) from discontinued operations	(41)	(504)	(2)

Total income tax expense (benefit)	$(129)	$4,149	$5,590

The components of income tax expense (benefit) from continuing operations consists of the following (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Current tax expense (benefit):
Federal	$(2,303)	$3,179	$5,406
State	2,537	2,250	2,220

Total current tax expense (benefit)	234	5,429	7,626
Deferred tax expense (benefit):
Federal	(281)	(287)	(1,098)
State	(41)	(489)	(936)

Total deferred tax expense (benefit)	(322)	(776)	(2,034)

Total income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592

The difference between the reported income tax expense (benefit) from continuing operations and taxes determined by applying the applicable U.S. federal statutory income tax rate to income before taxes from continuing operations is reconciled as follows (dollars in thousands):

	Year Ended
	December 28, 2010		December 27, 2011		December 25, 2012
Income tax expense at federal statutory rate	$3,034	35%	$5,005	35%	$7,058	35%
State tax expense, net	522	6%	831	6%	443	2%
FICA tip and work opportunity credits	(1,474)	-17%	(1,743)	-12%	(2,200)	-10%
Nondeductible (nontaxable) insurance	(237)	-3%	450	3%	(160)	-1%
Other items, net	(1,933)	-22%	110	1%	451	2%

Total income tax expense (benefit) from continuing operations	$(88)	-1%	$4,653	33%	$5,592	28%

In fiscal 2010, Other items, net consisted primarily of a $3,683 tax benefit for the reversal of previously reserved unrecognized tax benefits resulting from the expiration of the statute of limitations in 2010 relating to various uncertain tax positions. The impact of the reversal was partially offset by an additional provision of $1,503 related to income tax accruals provided for various newly identified uncertain tax positions.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of deferred tax assets and liabilities are presented below (in thousands):

	December 27, 2011	December 25, 2012
	(In Thousands)
Deferred tax assets:
Equity-based compensation	$366	$151
Accrued liabilities	2,197	2,629
Deferred compensation	2,848	3,366
Deferred rent liabilities	3,198	6,212
Other	2,101	2,880

Total deferred tax assets	10,710	15,239
Deferred tax liabilities:
Property and equipment	7,559	11,759
Intangible assets	13,384	11,960
Other	100	245

Total deferred tax liabilities	21,043	23,964

Net deferred tax liabilities	$(10,333)	$(8,725)

The Company accounts for unrecognized tax benefits in accordance with the provisions of FASB guidance which, among other directives, requires uncertain tax positions to be recognized only if they are more likely than not to be upheld based on their technical merits. The measurement of the uncertain tax position is based on the largest benefit amount that is more likely than not (determined on a cumulative probability basis) to be realized upon settlement.

The Company may, from time to time, be assessed interest or penalties by major tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company’s financial results. In the event the Company receives an assessment for interest and penalties, it has been classified in the consolidated financial statements as income tax expense. Generally, the Company’s federal, state, and local tax returns for years subsequent to 2008 remain open to examination by the major taxing jurisdictions to which the Company is subject.

At December 27, 2011 and December 25, 2012, the Company’s unrecognized tax benefits totaled approximately $1,631, related primarily to acquisitions and state tax issues. In 2010, the change in the unrecognized tax benefits, as reflected in the Other, net line of the effective tax rate reconciliation above, primarily relates to the release of exposure items due to the expiration of the statute of limitations, offset by additions for positions taken in prior years. The Company does not believe its uncertain tax positions will change materially during the next 12 months. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Balance at beginning of year	$4,133	$1,691	$1,631
Additions resulting from current year positions	—	—	—
Additions for positions taken in prior years	804	—	—
Expiration of statute of limitations	(3,246)	(60)	—

Balance at end of year	$1,691	$1,631	$1,631

The Company accrues interest and penalties in its tax provision. As of December 27, 2011 and December 25, 2012, accrued interest and penalties included in the consolidated balance sheets totaled $2,245 and $2,457, respectively. The change in interest and penalties associated with the Company’s unrecognized tax benefits is included as a component of the Other, net line of the effective tax rate reconciliation.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Debt Disclosure [Abstract]
LONG-TERM DEBT

(6) LONG-TERM DEBT

On October 15, 2012 the Company entered into a new credit facility that provides for a three-year unsecured revolving credit facility of up to $25.0 million. Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%. The Company is required to pay a commitment fee equal to 0.25% per annum on the available but unused revolving credit facility. The credit facility is guaranteed by certain subsidiaries of the Company. The credit facility contains various financial covenants, including a maximum ratio of total indebtedness to EBITDA, as defined in the credit agreement, and minimum fixed charge coverage, as defined in the credit agreement. The credit facility also contains covenants restricting certain corporate actions, including asset dispositions, acquisitions, the payment of dividends, the incurrence of indebtedness and providing financing or other transactions with affiliates. The Company was in compliance with all of the debt covenants as of June 11, 2013 and December 25, 2012.

As of June 11, 2013 and December 25, 2012, there were no outstanding borrowings on the Company’s revolving credit facility. Under the revolving loan commitment, the Company had approximately $24.2 million of borrowings available under its revolving credit facility, with $761,000 in outstanding letters of credit commitments drawn on the facility.

(7) Long-Term Debt

On September 26, 2012, the Company terminated its 2011 credit facility and on October 15, 2012 entered into a new credit facility that provides for a three-year unsecured revolving credit facility of up to $25,000. Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%. The Company is required to pay a commitment fee equal to 0.25% per annum on the available but unused revolving loan facility. The credit facility is guaranteed by certain subsidiaries of the Company. The new credit facility contains various financial covenants, including a maximum ratio of total indebtedness to EBITDA, as defined in the credit agreement, and minimum fixed charge coverage, as defined in the credit agreement. The new credit facility also contains covenants restricting certain corporate actions, including asset dispositions, acquisitions, the payment of dividends, changes of control, the incurrence of indebtedness and providing financing or other transactions with affiliates. The Company was in compliance with all of the debt covenants as of December 25, 2012. As of December 25, 2012, there were no outstanding borrowings under the new credit facility.

As of December 25, 2012, the outstanding balance on the Company’s revolving credit facility was $0. Under the revolving loan commitment, the Company had approximately $25,000 of borrowings available under its revolving credit facility, less $761 in letter of credit commitments.

On July 29, 2011, the Company terminated its amended 2007 credit facility and replaced it with the 2011 credit facility that provides for a five-year term loan of $70,000 and a five-year revolving credit facility of up to $10,000. Borrowings under the 2011 credit facility bore interest at a rate between LIBOR plus 4.75% and LIBOR plus 5.75%, depending on the Company’s leverage ratio. Interest was payable quarterly. Principal payments were due in quarterly payments of $875 commencing September 30, 2013 with the balance due July 29, 2016. The Company was required to pay a commitment fee equal to 0.5% per annum on the available but unused revolving loan facility. The 2011 credit facility was secured by substantially all of the Company’s assets. The 2011 credit facility contained various financial covenants, including a maximum ratio of total indebtedness to EBITDA, as defined in the credit agreement, a minimum amount of EBITDA plus corporate general and administrative expenses, a minimum ratio of EBITDA plus certain non-recurring items to fixed charges (including consolidated capital expenses) and a minimum level of liquidity, as defined in the credit agreement. The 2011 credit facility also contained covenants restricting certain corporate actions, including asset dispositions, acquisitions, the payment of dividends, changes of control, the incurrence of indebtedness and providing financing or other transactions with affiliates. The Company was in compliance with all of the debt covenants as of December 27, 2011. During 2012 the Company repaid all remaining balances outstanding on the 2011 credit facility with proceeds from the IPO. Under the terms of the facility, the full payoff of both the term loan and the revolving credit facility effectively terminated the 2011 facility as of September 4, 2012.

On October 5, 2009, the Company amended its 2007 credit facility. The amended facility provided for term loans of $106,025 and up to an aggregate of $16,000 in revolving commitments, which could be used as lines of credit or letters of credit. In connection with the amendment, the Company was required to make an additional $1,500 principal payment in October 2009. Principal was payable in quarterly installments of $750 beginning December 29, 2009, with a final balloon payment due in July 2014. In addition, the Company was required to make additional principal payments of up to 100% of excess cash flows, as defined in the amended credit facility agreement, until the outstanding combined principal balance is less than or equal to $75,000, at which time the Company was required to make additional principal payments of up to 80% of excess cash flows. The additional principal payment required for 2009 pursuant to the excess cash flow calculation was $6,000 and was paid in March 2010. There were no additional principal payments required for 2010 due to voluntary principal payments made during 2010. Amounts available under the revolving commitments were permanently reduced in consecutive quarterly installments of $250, commencing March 23, 2010. The amendment also increased the interest rates payable by the Company. Interest was payable at a rate that is determinable by the Company to equal either (i) a Base Rate, or (ii) a Eurodollar Rate as defined in the agreement, plus an additional 5.5% to 8.0% depending on the senior debt rating of the Company and the outstanding combined principal balance of the loans (9.25% at December 28, 2010). In addition, the Company was required to pay a commitment fee equal to 0.75% per annum on the available but unused revolving loan facility. The amendment reduced the existing financial covenant requirements to three, including an interest coverage ratio, an adjusted debt leverage ratio and a minimum EBITDAR requirement. The amendment also placed additional limitations on the amount of new restaurant capital expenditures the Company could invest.

Retirement Plans	12 Months Ended
Dec. 25, 2012
Compensation And Retirement Disclosure [Abstract]
Retirement Plans

(8) Retirement Plans

The Company provides two retirement benefit plans to participants. The salary-reduction plans are provided through a qualified 401(k) plan and a nonqualified deferred compensation plan (the Plans). Under the Plans, employees who meet minimum service requirements and elect to participate may make contributions of up to 15% of their annual salaries under the 401(k) plan and up to 80% under the deferred-compensation plan. The Company may make additional contributions at the discretion of the Board of Directors. Expenses related to the Plans for the years ended, December 28, 2010, December 27, 2011 and December 25, 2012, totaled $909, $1,006, and $1,256, respectively.

Litigation	12 Months Ended
Dec. 25, 2012
Text Block [Abstract]
Litigation

(9) Litigation

The Company is involved, from time to time, in litigation arising in the ordinary course of business. The Company believes the outcome of such matters will not have a material adverse effect on its consolidated financial position or results of operations.

Stockholders' Equity	12 Months Ended
Dec. 25, 2012
Equity [Abstract]
Stockholders' Equity

(10) Stockholders’ Equity

In November 2010, the Company received a cash equity contribution from its Parent in the amount of $47,127. The proceeds from the equity contribution were used to retire in full certain advances due affiliate (see Note 4 for additional information).

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies

(10) COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, possible legal actions, and other matters arising out of the normal course of business. While it is not possible to predict the outcome of these issues, management is of the opinion that adequate provision for potential losses has been made in the accompanying condensed consolidated financial statements and that the ultimate resolution of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Prior to the acquisition of the Company by Lone Star Fund, the Company guaranteed certain lease payments of related parties in connection with the leasing of real estate for restaurant locations. As of December 25, 2012 and June 11, 2013, the Company was responsible as guarantor for five of these leases. The leases expire at various times through 2016. These guarantees will require payment by the Company only in an event of default by the related party where it is unable to make the required lease payments. Management believes that any future payments required under these guarantees will not be significant. At December 25, 2012 and June 11, 2013 the maximum potential amount of future lease payments the Company could be required to make as a result of the guarantees was approximately $2.0 million and $1.8 million, respectively.

At December 25, 2012 and June 11, 2013, the Company had outstanding letters of credit of $976,000, of which $761,000 were drawn on the Company’s credit facility (see Note 6, Long-Term Debt ) and $215,000 were collateralized by restricted cash. The letters of credit typically act as guarantee of payment to certain third parties in accordance with specified terms and conditions.

(11) Commitments and Contingencies

Prior to the Acquisition, the Company guaranteed certain lease payments of Star’s subsidiaries in connection with the leasing of real estate for restaurant locations. As of December 25, 2012, the Company was responsible as guarantor for five of the leases of its affiliates. The leases expire at various times through 2016. These guarantees will require payment by the Company only in an event of default by the affiliate where it is unable to make the required lease payments. During 2010 and 2011, the Company incurred expenses of $280 and $130 in connection with certain of these guarantees in return for releases from such guarantees which are included in other expenses. Management believes that any future payments required under these guarantees will not be significant. At December 25, 2012 the maximum potential amount of future payments the Company could be required to make as a result of the guarantees was $1,997.

At December 25, 2012 the Company had outstanding letters of credit of $976, of which $215 were collateralized by restricted cash and $761 were outstanding on the Company’s revolving credit facility. The letters of credit typically act as guarantee of payment to certain third parties in accordance with specified terms and conditions.

FAIR VALUE MEASUREMENT	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

(8) FAIR VALUE MEASUREMENT

Under GAAP, the Company is required to measure certain assets and liabilities at fair value, or to disclose the fair value of certain assets and liabilities recorded at cost. Pursuant to these fair value measurement and disclosure requirements, fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value is calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities includes consideration of non-performance risk, including the Company’s own credit risk. Each fair value measurement is reported in one of the following three levels:

Level 1—valuation inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2—valuation inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—valuation inputs are unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The following table presents our financial assets and liabilities measured at fair value on a recurring basis at June 11, 2013 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	June 11, 2013	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$9,262	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(9,643)	$(8,415)

There were no transfers among levels within the fair-value hierarchy during the first two quarters of fiscal 2013 and fiscal 2012. The carrying value of the Company’s cash and cash equivalents and restricted cash approximate fair value because of their short term nature, and are classified within Level 1 of the fair value hierarchy. The carrying value of the Company’s accounts payable approximate fair value because of their short term nature, and are classified within Level 2 of the fair value hierarchy.

(12) Fair Value Measurement

Under generally accepted accounting principles in the United States, the Company is required to measure certain assets and liabilities at fair value, or to disclose the fair value of certain assets and liabilities recorded at cost. Pursuant to these fair value measurement and disclosure requirements, fair value is defined as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value is calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities includes consideration of non-performance risk, including the Company’s own credit risk. Each fair value measurement is reported in one of the following three levels:

•	Level 1—valuation inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2—valuation inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—valuation inputs are unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The following tables present our financial assets and liabilities measured at fair value on a recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$6,159	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(7,023)	$(8,415)

There were no transfers among levels within the fair value hierarchy during the years ended December 27, 2011 or December 25, 2012.

The Company has no derivative instruments at December 27, 2011 or December 25, 2012.

The following table presents our non-financial assets measured at fair value on a non- recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Long-lived assets held for sale	2	$1,850	$—

During fiscal 2011, the Company determined that the carrying amount of one of its Sullivan’s restaurants was most likely not recoverable. Therefore, the Company recorded a non-cash impairment charge of $1,400, which represented the difference between the carrying value of the restaurant assets and their estimated fair value, which was based on an estimated sales price. These assets were sold during the 2012 and the restaurant was closed. See Note 16 for further discussion of discontinued operations associated with this sale.

Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Segment Reporting [Abstract]
Segment Reporting

(9) SEGMENT REPORTING

The Company operates the Del Frisco’s, Sullivan’s, and Grille brands as operating segments. The restaurant concepts operate solely in the U.S. within the full-service dining industry, providing similar products to similar customers. Sales from external customers are derived principally from food and beverage sales, and the Company does not rely on any major customers as a source of sales. The restaurant concepts also possess similar economic characteristics, resulting in similar long-term expected financial performance characteristics. However, as Del Frisco’s restaurants typically have higher revenues, driven by their larger physical presence and higher average check, the Del Frisco’s, Sullivan’s, and Grille operating segments have varying operating income and restaurant-level EBITDA margins due to the leveraging of higher revenues on certain fixed operating costs such as management labor, rent, utilities, and building maintenance.

The following table presents information about reportable segments for the 24 weeks ended June 11, 2013 and June 12, 2012 and as of June 11, 2013 and June 12, 2012. (in thousands):

	24 Weeks Ended June 11, 2013
	Del Frisco’s	Sullivan’s	Other	Corporate	Consolidated
Revenues	$64,900	$38,084	$17,178	$—	$120,162
Restaurant-level EBITDA	18,334	6,213	3,372	—	27,919
Capital expenditures	1,420	951	7,812	47	10,230
Property and equipment	71,762	43,168	33,639	1,445	150,014

	24 Weeks Ended June 12, 2012
	Del Frisco’s	Sullivan’s	Other	Corporate	Consolidated
Revenues	$56,100	$39,294	$8,284	$—	$103,678
Restaurant-level EBITDA	16,090	7,803	2,038	—	25,931
Capital expenditures	1,341	2,303	8,641	144	12,429
Property and equipment	57,760	43,689	18,613	1,204	121,266

In addition to using consolidated results in evaluating the Company’s performance and allocating its resources, the Company’s chief operating decision maker uses restaurant-level EBITDA, which is not a measure defined by GAAP. The Company defines restaurant-level EBITDA as operating income before pre-opening costs, general and administrative expenses, management and accounting fees paid to related party, secondary public offering costs, public offering transaction bonuses, and depreciation and amortization. Pre-opening costs are excluded because they vary in timing and magnitude and are not related to the health of ongoing operations. General and administrative expenses and management and accounting fees paid to related party are only included in the Company’s consolidated financial results as they are generally not specifically identifiable to individual operating segments as these costs relate to supporting all of the restaurant operations of the Company and the extension of the Company’s concepts into new markets. Public offering costs, transaction bonuses, and depreciation and amortization are excluded because they are not ongoing controllable cash expenses and they are not related to the health of ongoing operations. Property and equipment is the only balance sheet measure used by the Company’s chief operating decision maker in allocating resources. See table below (in thousands) for a reconciliation of restaurant-level EBITDA to operating income from continuing operations.

	24 Weeks Ended
	June 11, 2013	June 12 2012
Restaurant-level EBITDA	$27,919	$25,931
Less pre-opening costs	919	902
Less general and administrative	7,938	5,400
Less management and accounting fees paid to related party	—	1,196
Less secondary public offering costs	412	—
Less public offering transaction bonuses	1,805	—
Less depreciation and amortization	5,006	3,570

Operating income	$11,839	$14,863

(13) Segment Reporting

The Company operates the Del Frisco’s, Sullivan’s, and Del Frisco’s Grille brands as operating segments. The concepts operate solely in the U.S. within the full-service dining industry, providing similar products to similar customers. Sales from external customers are derived principally from food and beverage sales, and the Company does not rely on any major customers as a source of sales. The concepts also possess similar economic characteristics, resulting in similar long-term expected financial performance characteristics. However, as Del Frisco’s restaurants typically have higher revenues, driven by their larger physical presence and higher check average, the Del Frisco’s, Sullivan’s, and Del Frisco’s Grille operating segments have varying operating income and restaurant-level EBITDA margins due to the leveraging of higher revenues on certain fixed operating costs such as management labor, rent, utilities, and building maintenance.

The following table presents information about reportable segments for fiscal years 2010, 2011, and 2012 (in thousands):

	Fiscal Year Ended December 25, 2012
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$124,692	$83,767	$23,976	$—	$232,435
Restaurant-level EBITDA	35,993	15,721	4,803	—	56,517
Capital expenditures	13,922	3,521	15,857	335	33,635
Property and equipment	70,342	42,217	25,828	1,417	139,804

	Fiscal Year Ended December 27, 2011
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$111,387	$82,777	$4,461	$—	$198,625
Restaurant-level EBITDA	31,277	15,611	437	—	47,325
Capital expenditures	6,777	2,924	9,928	434	20,063
Property and equipment	56,419	38,776	9,972	1,069	106,236

	Fiscal Year Ended December 28, 2010
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$88,292	$74,563	$—	$—	$162,855
Restaurant-level EBITDA	25,318	13,395	—	—	38,713
Capital expenditures	718	4,572	43	217	5,550
Property and equipment	54,655	35,900	43	636	91,234

In addition to using consolidated results in evaluating the Company’s performance and allocating its resources, the Company’s chief operating decision maker uses restaurant-level EBITDA, which is not a measure defined by generally accepted accounting principles. Restaurant-level EBITDA is defined as operating income before pre-opening costs, general and administrative expenses, management and accounting fees paid to related party, impairment charges, and depreciation and amortization. Pre-opening costs are excluded because they vary in timing and magnitude and are not related to the health of ongoing operations. General and administrative expenses and management and accounting fees paid to related party are only included in the Company’s consolidated financial results as they are generally not specifically identifiable to individual operating segments as these costs relate to supporting all of the restaurant operations of the Company and the extension of the Company’s concepts into new markets. Depreciation and amortization is excluded because it is not an ongoing controllable cash expense and it is not related to the health of ongoing operations. Property and equipment is the only balance sheet measure used by the Company’s chief operating decision maker in allocating resources. See table below for a reconciliation of restaurant-level EBITDA to operating income.

	December 28, 2010	Fiscal Year Ended December 27, 2011	December 25, 2012
Restaurant-level EBITDA	$38,713	$47,325	$56,517
Less pre-opening costs	798	3,018	4,058
Less general and administrative	7,512	10,640	13,449
Less management and accounting fees paid to related party	3,345	3,399	1,252
Less asset advisory agreement termination fee	—	—	3,000
Less public offering transaction bonuses	—	—	1,462
Less depreciation and amortization	6,459	6,998	8,675

Operating income	$20,599	$23,270	$24,621

Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Earnings Per Share [Abstract]
Earnings Per Share

(3) EARNINGS PER SHARE

Basic earnings per share (“EPS”) data is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS data is computed based on the weighted average number of shares of common stock outstanding, including all potentially issuable shares of common stock. Diluted EPS for the 24 weeks ended June 11, 2013 excludes options to purchase 818,053 shares of common stock, respectively, which were outstanding during the period but were anti-dilutive. At June 12, 2012, there were no outstanding stock options or other dilutive securities and therefore they were not included in the dilutive calculation.

(dollars in thousands, except per share data)

	24 Weeks Ended
	June 11, 2013	June 12, 2012
Income from continuing operations	$8,000	$8,528
Discontinued operations, net of income tax benefit	—	84

Net income	$8,000	$8,612

Shares:
Weighted average number of common shares outstanding	23,794,667	17,994,667
Dilutive shares	202	—

Total Diluted Shares	23,794,869	17,994,667

Basic income per common share:
Continuing operations	$0.34	$0.47
Discontinued operations	0.00	0.01

Basic income per share	$0.34	$0.48

Diluted income per common share:
Continuing operations	$0.34	$0.47
Discontinued operations	0.00	0.01

Diluted income per share	$0.34	$0.48

(14) Earnings Per Share

Basic earnings per share (“EPS”) data is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS data is computed based on the weighted average number of shares of common stock outstanding, including all potentially issuable shares of common stock. During fiscal 2010 and 2011, there were no outstanding stock options or other dilutive securities and therefore they were not included in the dilutive calculation. Diluted earnings per share for fiscal 2012 excludes stock options of 825,000, which were outstanding during the period but were anti-dilutive.

(dollars in thousands, except per share data)

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Income (loss) from continuing operations	$8,757	$9,647	$14,573
Discontinued operations, net of income tax benefit	(27)	(674)	(819)

Net income (loss)	$8,730	$8,973	$13,754

Shares:
Weighted average number of common shares outstanding(1)	17,994,667	17,994,667	20,432,579
Dilutive shares	—	—	—

Total Diluted Shares	17,994,667	17,994,667	20,432,579

Basic and diluted income (loss) per common share:
Continuing operations	$0.49	$0.54	$0.71
Discontinued operations	(0.00)	(0.04)	(0.04)

Basic and diluted income (loss) per share	$0.49	$0.50	$0.67

(1)	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).

Stock-Based Employee Compensation	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Employee Compensation

(4) STOCK-BASED EMPLOYEE COMPENSATION

2012 Long-Term Equity Incentive Plan

On July 16, 2012, the Company adopted the Del Frisco’s Restaurant Group, Inc. 2012 Long-Term Equity Incentive Plan (the “2012 Plan”), which allows the Company to grant stock options, restricted stock, restricted stock units, deferred stock units and other equity-based awards to directors, officers, key employees and other key individuals performing services for the Company. The 2012 Plan provides for granting of options to purchase shares of common stock at an exercise price not less than the fair value of the stock on the date of grant. Options are exercisable at various periods ranging from one to four years from the date of grant. The 2012 Plan has 2,232,800 shares authorized for issuance under the plan. There were 856,500 shares of common stock issuable upon exercise of outstanding options at June 11, 2013 and 1,376,300 shares available for future grants.

The Company recorded $466,000 in total stock option compensation cost during the 24 weeks ended June 11, 2013, which was expensed primarily in general and administrative costs.

The following table summarizes stock option activity during the period ended June 11, 2013:

	24 Weeks Ended June 11, 2013
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	825,000	13.09
Granted	72,000	16.58
Exercised	—	—
Forfeited	(40,500)	13.44

Outstanding at end of period	856,500	$13.37	9.2 years	$5,481

Options exercisable at end of period	—	$—	—	$—

A summary of the status of non-vested shares as of June 11, 2013 and changes during the first and second quarters of fiscal 2013 is presented below:

	24 Weeks Ended June 11, 2013
	Shares	Weighted average Grant- Date Fair Value
Non-vested shares at beginning of year	825,000	$4.93
Granted	72,000	6.99
Vested	—	—
Forfeited	(40,500)	5.09

Non-vested shares at end of period	856,500	$5.10

As of June 11, 2013, there was $3.5 million of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a period of approximately 3.2 years.

The weighted average grant-date per share fair value of options granted during the year was $6.99. The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model with the following weighted assumptions: risk-free interest rate of 0.99%, no expected dividend yield, volatility of 42.31%, and an expected option life of 6.25 years. The Black-Scholes option valuation model requires the input of highly subjective assumptions, including the expected life of the stock-based award. The assumptions above represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. The expected term of options granted is based on a representative peer group with similar employee groups and expected behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury constant maturities rate in effect at the time of grant. The Company utilized a weighted rate for expected volatility based on a representative peer group with a similar expected term of options granted. Outstanding options granted under the 2012 Plan are subject to a four year vesting period and have a ten year maximum contractual term.

In addition, the Company is required to estimate the expected forfeiture rate and only recognizes expense for those shares expected to vest. If the actual forfeiture rate is materially different from the Company’s estimate, the share-based compensation expense could be materially different.

(15) Stock-Based Employee Compensation

2012 Long-Term Equity Incentive Plan

In connection with the IPO, the Company adopted the Del Frisco’s Restaurant Group, Inc. 2012 Long-Term Equity Incentive Plan (the “2012 Plan”), which allows the Company’s Board of Directors to grant stock options, restricted stock, restricted stock units, deferred stock units and other equity-based awards to directors, officers, key employees and other key individuals performing services for the Company. The 2012 Plan provides for granting of options to purchase shares of common stock at an exercise price not less than the fair value of the stock on the date of grant. Options are exercisable at various periods ranging from one to four years from date of grant. The 2012 Plan has 2,232,800 shares authorized for issuance under the plan. There are 825,000 shares of common stock issuable upon exercise of currently outstanding options at December 25, 2012, and 1,407,800 shares available for future grants.

The Company recorded $378 in total stock option compensation cost during the period ended December 25, 2012 which was expensed primarily in general and administrative costs.

The following table summarizes stock option activity during 2012:

	December 25, 2012
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	—	—
Granted	830,000	$13.09
Exercised	—	—
Forfeited	(5,000)	13.00

Outstanding at end of period	825,000	$13.09	9.62 years	$1,845

Options exercisable at end of period	—	$—	—	$—

A summary of the status of non-vested shares as of December 25, 2012 and changes during fiscal 2012 is presented below:

	December 25, 2012
	Shares	Weighted average Grant-Date Fair Value
Non-vested shares at beginning of year	—	—
Granted	830,000	$4.93
Vested	—	—
Canceled	(5,000)	4.82

Non-vested shares at end of period	825,000	$4.93

As of December 25, 2012, there was $3,636 of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a period of approximately 3.62 years.

The grant-date per share fair value of options granted was $4.93. The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model with the following assumptions: risk-free interest rate of 0.62%, no expected dividend yield, volatility of 40.49%, and an expected option life of 5.49 years. The Black-Scholes option valuation model requires the input of highly subjective assumptions, including the expected life of the stock-based award. The assumptions above represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. The expected term of options granted is based on a representative peer group with similar employee groups and expected behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury constant maturities rate in effect at the time of grant. The Company utilized a weighted rate for expected volatility based on a representative peer group with a similar expected term of options granted. Outstanding options granted under the Company’s 2012 Equity Incentive Plan are subject to a four year vesting period and have a ten year maximum contractual term.

In addition, the Company is required to estimate the expected forfeiture rate and only recognizes expense for those shares expected to vest. If the actual forfeiture rate is materially different from the Company’s estimate, the share-based compensation expense could be materially different.

2007 Long-Term Equity Incentive Compensation

In April 2007, Holdings provided long-term incentives to certain of the Company’s officers through the issuance of equity incentive awards in the form of its Class C interests. In addition, these same officers acquired Class B interests in Holdings for $525, which amount was subsequently contributed to the Company by Holdings. The Class B interests of Holdings, which were purchased at their estimated fair value, were fully vested upon issuance and have a stated return but did not participate in any increase in the value of Holdings. The Class C interests of Holdings, which represented a 7% equity participation in Holdings, vested ratably over a five-year period based on both continuing employment and the achievement of performance targets from 2007 through 2011. The Class C interests vested 7.5% annually over five years if the holder was employed on December 31 of each year. The annual compensation expense related to this 7.5% was based upon the value of Class C interests calculated at April 30, 2007, the date of grant. The remaining Class C interests vested 12.5% annually in each of the five years if performance targets of each such year are achieved by December 31 of such year; however, these interests, subject to vesting upon achievement of performance targets, were forfeited and not eligible to vest at a later date if the performance targets for such year are not achieved. These awards were accounted for as variable awards, which are revalued at the end of each reporting period until such interests are either vested or forfeited. Those Class C interests that have not been previously forfeited become fully vested if there is a change of control in the ownership of the Company or Holdings, as set forth in the operating agreement of Holdings. During 2010 and 2011, both the 7.5% service-based and the 12.5% performance-based of Class C interests vested for those participants still employed by the Company at the end of each year.

A contemporaneous independent appraisal was conducted by an unrelated valuation specialist to value the Class B and Class C interests at the date of grant as well as for the Class C interests at December 30, 2008. This valuation used the option value method, as further discussed below, to determine the estimated fair value of the interests. The estimated fair value of the Class B interests approximated the purchase value by the officers and was vested upon issuance, and therefore, no compensation cost was recorded on the Class B interests.

The estimated fair value of the Class C interests was calculated based on the estimated market value of the Company with discounts applied that related to lack of marketability, restrictions on the transferability of the Class C interests, and the preferences of Class A and B interests. The Class C interests only had value after the Class A and B interests are paid the amount invested in Holdings plus the stated rate of return of 12% on such invested amounts. The estimated fair value of the Class C interests was calculated using the option value method based on a risk-free interest rate of 0.62%; an expected life of approximately 1.75 years; and expected volatility of 34%, at December 28, 2010 and December 27, 2011; and an estimated dividend yield of zero. The unrelated valuation specialist utilized the constant maturity treasury rate relative to the expected life for the expected risk-free interest rate, the volatility of comparable publicly traded companies for expected volatility, and the expected time between valuation date and a liquidity event for the expected life. This equity-based compensation totaled $170 and $101 for the years ended December 28, 2010 and December 27, 2011, respectively. The Company has recorded this equity-based compensation as a charge to earnings in its consolidated statements of income and comprehensive income with an affect to stockholders’ equity in its consolidated statements of changes in stockholders’ equity for the years ended December 28, 2010 and December 27, 2011, respectively. As of December 31, 2011, only one of the original three Class C interest holders was still employed by the Company and all interest in Class B and Class C awards were fully vested.

During 2011, the Company distributed $357 to Wagon Holdings, which was recorded as a cash distribution to parent and is reflected on the Statement of Changes in Member’s Equity. Wagon Holdings, in turn, paid a former executive of the Company $357 as consideration for his surrendering his Class B and Class C interests. The consideration paid for surrender solely related to the value of Class B interests which was the amount invested in Holdings plus the stated rate of return of 12% on such invested amounts.

DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations

(11) DISCONTINUED OPERATIONS

On June 30, 2012, the Company closed its Dallas Sullivan’s location and on July 2, 2012, the Company completed the sale of the real property to a third party. The Company determined that this closure met the criteria for classification as discontinued operations. As a result, all historical operating results as well as the loss on the sale of this property are reflected within discontinued operations in the condensed consolidated statements of comprehensive income for all periods presented. Loss from discontinued operations, net of tax is comprised of the following for the 24 weeks ended June 12, 2012 (in thousands):

24 Weeks Ended June 12, 2012
Revenues	$1,323
Income (loss) before income tax	38
Income tax benefit	46

Income (loss) from discontinued operations, net of income tax expense	$84

(16) Discontinued Operations

On June 30, 2012, the Company closed its Dallas Sullivan’s location and on July 2, 2012, the Company completed the sale of the real property to a third party. The real property sold for $1,682, net of selling related expenses, which approximated its carrying value. In connection with the closure and sale of this restaurant, the Company allocated $739 in goodwill from the Sullivan’s reporting unit to this restaurant to determine the loss on the disposition. After this allocation, the total loss on the sale of this property was $465, net of tax. The Company previously recognized a non-cash asset impairment charge of $1,400 associated with this restaurant during fiscal 2011.

The Company determined that this closure met the criteria for classification as discontinued operations. As a result, all historical operating results of this property are reflected within discontinued operations in the consolidated statements of comprehensive income (loss) for all periods presented. Loss from discontinued operations, net of tax is comprised of the following:

	Fiscal Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Revenues	$2,720	$3,003	$1,505
Income (loss) before income tax	(68)	(1,179)	(821)
Income tax (expense) benefit	41	505	2

Income (loss) from discontinued operations, net of income tax	$(27)	$(674)	$(819)

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 25, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

(17) Quarterly Financial Information (Unaudited)

The following tables set forth certain unaudited consolidated financial information for each of the four quarters in fiscal 2012 and fiscal 2011 (in thousands, except per share data).

	Fiscal Year Ended December 25, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$52,943	$50,736	$47,887	$80,869	$232,435
Operating income	8,253	6,611	(923)	10,680	24,621
Income from continuing operations	4,899	3,628	(1,794)	7,840	14,573
Net income	4,986	3,626	(2,422)	7,564	13,754
Basic income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Basic income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Basic weighted average shares outstanding	17,995	17,995	20,826	23,795	20,443
Diluted income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Diluted income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Diluted weighted average shares outstanding	17,995	17,995	20,826	23,795	20,443

	Fiscal Year Ended December 27, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$42,621	$42,851	$41,273	$71,880	$198,625
Operating income	5,681	3,246	3,195	11,148	23,270
Income from continuing operations	2,724	1,097	(921)	6,747	9,647
Net income	2,743	1,034	(1,836)	7,032	8,973
Basic and diluted income (loss) per common share:
Continuing operations	$0.15	$0.06	$(0.05)	$0.38	$0.54
Discontinued operations	—	—	(0.05)	0.01	(0.04)

Basic and diluted income (loss) per share	$0.15	$0.06	$(0.10)	$0.39	$0.50

Basic and diluted weighted average shares outstanding	17,995	17,995	17,995	17,995	17,995

During the third fiscal quarter of 2012, the Company incurred an asset management termination fee of $3,000, a $1,462 public offering transaction bonus expense associated with the IPO, and $1,649 in expenses associated with the write-off of debt issuance costs.

During the third fiscal quarter of 2011, the Company incurred a $1,400 impairment charge, which is reflected in discontinued operations, related to one Sullivan’s restaurant that was subsequently closed and sold during fiscal 2012.

In management’s opinion, the unaudited quarterly information shown above has been prepared on the same basis as the audited consolidated financial statements and includes all necessary adjustments that management considers necessary for a fair presentation of the unaudited quarterly results when read in conjunction with the consolidated financial statements and the accompanying notes. The Company believes that quarter-to-quarter comparisons of its financial results are not necessarily indicative of future performance.

SECONDARY PUBLIC OFFERING	6 Months Ended
Jun. 11, 2013
Text Block [Abstract]
SECONDARY PUBLIC OFFERING

(2) SECONDARY PUBLIC OFFERING

On March 7, 2013, a secondary public offering of the Company’s common stock was completed by the Company’s majority shareholder (along with its affiliates and associates, excluding the Company and other companies that it or they own as a result of their investment activities, “Lone Star Fund”). The selling shareholder sold 4,750,000 previously outstanding shares. In addition, on April 10, 2013, the shareholder sold an additional 150,000 shares of common stock to cover over-allotments related to the March 7, 2013 offering. The Company did not receive any proceeds from the offering. The selling shareholder paid all of the underwriting discounts and commissions associated with the sale of the shares; however, the Company incurred $0.4 million in costs and registration expenses related to the offering during the 24 weeks ended June 11, 2013.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 25, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Fiscal Year	Fiscal Year The Company operates on a 52- or 53-week fiscal year ending the last Tuesday in December. Fiscal 2010, 2011 and 2012 included 52 weeks of operations.
Concentrations

Concentrations

The Company has certain financial instruments exposed to a concentration of credit risk, which consist primarily of cash and cash equivalents. The Company places cash with high-credit-quality financial institutions, and, at times, such cash may be in excess of the federal depository insurance limit. The Company has cash equivalents of approximately $575 and $0 at December 27, 2011 and December 25, 2012, respectively, in money market mutual funds.

Additionally, the Company purchased 100% of total beef purchases from four suppliers during fiscal 2010, 2011, and 2012, respectively. Due to the nature of the beef purchases, there are alternative sources of supply available; however, a change in suppliers could potentially cause increased costs.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include currency on hand, demand deposits with banks or other financial institutions, credit card receivables, and short-term investments with maturities of three months or less when purchased. Cash and cash equivalents are carried at cost, which approximates fair value.

Financial Instruments

Financial Instruments

The Company considers the carrying amounts of cash and cash equivalents, short-term investments, receivables, advances due to affiliate, and accounts payable to approximate fair value based on the short-term nature of these items. Borrowings available under the credit facility at December 25, 2012 have variable interest rates that reflect currently available terms and conditions for similar debt.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The Company records all derivatives on the consolidated balance sheets at fair value. Derivatives qualify for treatment as hedges when there is a high correlation between the change in fair value of the derivative instrument and the related change in value of the underlying hedged item. Derivatives that are not accounted for as hedges or the ineffective portions of qualifying hedges must be adjusted to fair value through earnings. For qualifying hedges, the effective portion of the derivative’s gain or loss is initially reported as a component of other comprehensive income (OCI) and subsequently reclassified into income when the hedged exposure affects income.

Cash flow hedges related to anticipated transactions are designated and documented at the inception of each hedge by matching the terms of the contract to the underlying transaction as well as its risk management objective and strategy for undertaking the hedge. The Company classifies the cash flows from hedging transactions in the same categories on the statements of income and comprehensive income as the cash flows from the respective hedged items. Once established, cash flow hedges are generally not removed until maturity unless an anticipated transaction is no longer likely to occur. The Company does not engage in trading activities with its financial instruments.

The only derivative instruments used by the Company were settled during the 2010 fiscal year. The realized loss upon settlement was $200, net of income tax.

Inventories	Inventories Inventories, which primarily consist of food and beverages, are valued at the lower of cost, using the first-in, first-out (FIFO) method, or market.
Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Maintenance, repairs, and renewals that do not enhance the value of or increase the lives of the assets are expensed as incurred. Buildings are depreciated using the straight-line method over their estimated useful lives of 20 to 25 years. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful lives of the assets of 20 years or the expected term of the lease, including cancelable optional renewal periods when failure to exercise such renewal options would result in an economic penalty to the Company. Furniture, fixtures, and equipment are depreciated using the straight-line method over three to seven years, which are the estimated useful lives of the assets.

Interest is capitalized in connection with the construction of restaurant facilities. The capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life. Capitalized interest was $0, $204 and $104 for the years ended December 28, 2010, December 27, 2011 and December 25, 2012, respectively.

Operating Leases

Operating Leases

The Company leases restaurants under operating leases. The majority of the Company’s leases provide for rent escalation clauses, contingent rental expense, and/or tenant improvement allowances.

Rent expense is recognized on a straight-line basis over the expected term of the lease, which includes cancelable optional renewal periods that are reasonably assured to be exercised and where failure to exercise such renewal options would result in an economic penalty to the Company.

Certain of the Company’s operating leases contain clauses that provide additional contingent rent based on a percentage of sales greater than certain specified target amounts. The Company recognizes contingent rent expense prior to the achievement of the specified target that triggers the contingent rent, provided achievement of that target is considered probable.

The Company records tenant improvement allowances and other landlord incentives as a component of deferred rent which is amortized on a straight-line basis over the expected term of the lease.

Preopening Costs	Preopening Costs Preopening costs, including labor costs, costs of hiring and training personnel, and certain other costs related to opening new restaurants, are expensed when the costs are incurred.
Deferred Offering Costs

Deferred Offering Costs

Other current assets at December 27, 2011 include deferred offering costs of $820, which reflects the costs incurred by the Company during 2011 in connection with the initial public offering of common stock. Such costs were charged to additional paid-in-capital at the time the IPO was completed in 2012.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company’s intangible assets primarily include goodwill, trade names, and licensing agreements. The Company’s trade names include “Del Frisco’s Double Eagle Steak House” and “Sullivan’s Steakhouse,” both of which have indefinite lives and, accordingly, are not subject to amortization. The trade names are used in the advertising and marketing of the restaurants and are widely recognized and accepted by consumers in their respective markets for providing its customers an enjoyable fine-dining experience. Goodwill represents the excess of costs over the fair value of the net assets acquired.

Goodwill and intangible assets that have indefinite useful lives are not amortized. However, both goodwill and trade names are subject to annual impairment testing. The Company amortizes its finite-lived intangible assets on a straight-line basis over the estimated period of benefit, generally seven to 17 years. See Note 3 for additional information.

The impairment evaluation for goodwill is conducted annually using a two-step process. In the first step, the fair value of each reporting unit is compared to the carrying amount of the reporting unit, including goodwill. The estimated fair value of the reporting unit is determined using discounted cash flows and a market-based approach. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities, other than goodwill, in a manner similar to a purchase price allocation. If the resulting implied fair value of the goodwill that results from the application of this second step is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference. Currently, the Company defines the reporting units to be Del Frisco’s and Sullivan’s concepts. The Company performs its annual impairment test as of its year-end.

The evaluation of the carrying amount of other intangible assets with indefinite lives is made annually by comparing the carrying amount of these assets to their estimated fair value. The estimated fair value is determined on the basis of existing market-based conditions as well as discounted future cash flow or the royalty-relief method for trade names. If the estimated fair value is less than the carrying amount, an impairment charge is recorded to reduce the asset to its estimated fair value.

The valuation approaches used to determine fair value of each reporting unit and other intangible assets are subject to key judgments and assumptions about revenue growth rates, operating margins, weighted average cost of capital and comparable company and acquisition market multiples. When developing these key judgments and assumptions, which are sensitive to change, management considers economic, operational and market conditions that could impact the fair value. The judgments and assumptions used are consistent with what management believes hypothetical market participants would use. However, estimates are inherently uncertain and represent only reasonable expectations regarding future developments.

Loan Costs	Loan Costs Loan costs are stated at cost and amortized using the effective interest method over the life of the related loan.
Deferred Compensation Plan

Deferred Compensation Plan

In connection with the Company’s deferred-compensation plan, the Company has created a grantor trust to which it contributes amounts equal to employee participants’ qualified deferrals and the Company’s matching portion. The plan is informally funded using life insurance policies and mutual funds held by the grantor trust. All assets held by the grantor trust remain the property of the Company; however, the Company does not currently intend to use such assets for any purpose other than to fund payments to the participants pursuant to the terms of the deferred-compensation plan. The assets of the plan consist principally of cash surrender values of the life insurance policies. Because the investment assets of the deferred-compensation plan are assets of the Company and would be subject to general claims by creditors in the event of the Company’s insolvency, the accompanying consolidated balance sheets reflect such investments as assets, with a liability for deferred compensation reflected in long-term liabilities for amounts owed to employees. Subsequent to the end of fiscal 2012, the mutual fund investments were sold and the proceeds were used to purchase additional life insurance policies.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Property and equipment and finite-life intangibles are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. The Company reviews applicable finite-lived intangible assets and long-lived assets related to each restaurant on a periodic basis. The Company’s assessment of recoverability of property and equipment and finite-lived intangible assets is performed at the component level, which is generally an individual restaurant. When events or changes in circumstances indicate an asset may not be recoverable, the Company estimates the future cash flows expected to result from the use of the asset. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, an impairment loss is recognized. The impairment loss is recognized by measuring the difference between the carrying value of the assets and the estimated fair value of the assets. The Company’s estimates of fair values are based on the best information available and require the use of estimates, judgments, and projections. The actual results may vary significantly from the estimates.

During fiscal 2011, the Company determined that the carrying amount of one of its Sullivan’s restaurants was most likely not recoverable. Therefore, the Company recorded a non-cash impairment charge of $1,400, which represents the difference between the carrying value of the restaurant assets and their estimated fair value, which was based on an estimated sales price. As this restaurant was closed and sold in fiscal 2012 (see Note 16), this amount is included in loss from discontinued operations in the consolidated statements of income and comprehensive income.

Self-Insurance Reserves

Self-Insurance Reserves

The Company maintains self-insurance programs for its workers’ compensation and general liability insurance programs. In order to minimize the exposure under the self-insurance programs, the Company has purchased stop-loss coverage both on a per-occurrence and on an aggregate basis. The self-insured losses under the programs are accrued based on the Company’s estimate of the ultimate expected liability for both claims incurred and on an incurred but not reported basis. The establishment of such accruals for self-insurance involves certain management judgments and assumptions regarding the frequency or severity of claims, the historical patterns of claim development, and the Company’s experience with claim-reserve management and settlement practices. To the extent actual results differ from the assumptions used to develop the accruals, such unanticipated changes may produce significantly different amounts of expense than those estimated under the self-insurance programs.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company regularly evaluates the likelihood of realization of tax benefits derived from positions it has taken in various federal and state filings after consideration of all relevant facts, circumstances, and available information. For those tax benefits deemed more likely than not that will be sustained, the Company recognizes the benefit it believes is cumulatively greater than 50% likely to be realized. To the extent the Company were to prevail in matters for which accruals have been established or be required to pay amounts in excess of recorded reserves, the effective tax rate in a given financial statement period could be materially impacted.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense for the fiscal years ended December 28, 2010, December 27, 2011, and December 25, 2012 was $2,744, $4,246 and $4,682, respectively.

Revenue Recognition

Revenue Recognition

Revenue from restaurant sales is recognized when food and beverage products are sold. Proceeds from the sale of gift cards are recorded as deferred revenue at the time of sale and recognized as income when the gift card is redeemed by the holder or the likelihood of redemption becomes remote (gift card breakage) and the Company determines there is no legal obligation to remit the value of the unredeemed gift cards to governmental agencies. The Company determines the gift card breakage rate based upon historical redemption patterns. Certain of the Company’s gift cards are sold on a discount and the net value (face value to be redeemed less the discount offered) is deferred until redeemed or breakage is deemed appropriate. The Company has deemed gift card breakage income immaterial for fiscal years 2010, 2011 and 2012, and it is included in revenues in the consolidated statements of income and comprehensive income. The Company excludes from revenue any taxes assessed by governmental agencies that are directly imposed on revenue-producing transactions between the Company and a customer.

Stock-Based Compensation

Stock-Based Compensation

In connection with the IPO, the Company adopted the Del Frisco’s Restaurant Group, Inc. 2012 Long-Term Equity Incentive Plan (the “2012 Plan”), which allows the Company’s Board of Directors to grant stock options, restricted stock, restricted stock units, deferred stock units and other equity-based awards to directors, officers, key employees and other key individuals performing services for the Company. The Company recognizes stock-based compensation in accordance with “Compensation—Stock Compensation,” FASB ASC Topic 718 (Topic 718). Stock-based compensation cost includes compensation cost for all share-based payments granted based on the grant date fair value estimated in accordance with the provisions of Topic 718. Compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period of each award.

Reclassifications	Reclassifications Certain amounts from the prior years have been reclassified to conform with the fiscal 2012 presentation.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04, Fair value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. Many of the amendments in this update change the wording used in the existing guidance to better align generally accepted accounting principles in the United States with International Financial Reporting Standards and to clarify the FASB’s intent on various aspects of the fair value guidance. The update also requires increased disclosure of quantitative information about unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The update is effective for the Company beginning in fiscal 2012 and should be applied prospectively. Other than requiring additional disclosures, the new guidance did not have a significant impact on the Company’s consolidated financial statements upon adoption.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which requires the Company to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, to defer the effective date of the specific requirement to present items that are reclassified out of accumulated other comprehensive income to net income alongside their respective components of net income and other comprehensive income. All other provisions of the update are effective for the Company in fiscal 2012 and have been applied retrospectively.

In September 2011, the FASB issued ASU 2011-08, Intangible-Goodwill and Other (Topic 350), Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing the Company to go directly to the quantitative assessment. All provisions of the update are effective for the Company in fiscal 2012. The Company does not believe the new guidance had a significant impact on its consolidated financial statements.

In July 2012, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company does not believe adoption of this new guidance will have a significant impact on our consolidated financial statements.

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 25, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

	December 27, 2011	December 25, 2012
	(In Thousands)
Amortized intangible assets:
Gross carrying amount:
Favorable leasehold interests	$848	$848
Licensing and development rights	1,077	1,077
Other	198	265

	2,123	2,190
Accumulated amortization:
Favorable leasehold interests	(549)	(639)
Licensing and development rights	(333)	(399)
Other	(26)	(39)

	(908)	(1,077)

Net amortized intangible assets	$1,215	$1,113

Unamortized intangible assets:
Goodwill	$76,103	$75,365
Trade names	34,893	34,893
Liquor license permits	385	385

	$111,381	$110,643

Related Party Transactions (Tables)	12 Months Ended
Dec. 25, 2012
Related Party Transactions [Abstract]
Advances Due to Affiliates

The average balance of the advances due to affiliates was approximately $39,124 for the year ended December 28, 2010. Transactions during the periods presented consisted of the following items:

December 28, 2010
(In Thousands)
Beginning balance	$45,269
Interest accrued on advances due to affiliates	1,775
Other	83
Payments	(47,127)

Ending balance	$—

Leases (Tables)	12 Months Ended
Dec. 25, 2012
Leases [Abstract]
Future Minimum Rentals for Each of Next Five Year

At December 25, 2012, future minimum rentals for each of the next five years and in total are as follows:

2013	$11,936
2014	12,571
2015	12,522
2016	12,660
2017	12,435
Thereafter	141,950

Total minimum lease payments	$204,074

Income Taxes (Tables)	12 Months Ended
Dec. 25, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)

Total income tax expense (benefit) for fiscal years 2010, 2011, and 2012 was allocated as follows (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592
Income tax expense (benefit) from discontinued operations	(41)	(504)	(2)

Total income tax expense (benefit)	$(129)	$4,149	$5,590

Components of Income Tax Expense (Benefit) from Continuing Operations

The components of income tax expense (benefit) from continuing operations consists of the following (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Current tax expense (benefit):
Federal	$(2,303)	$3,179	$5,406
State	2,537	2,250	2,220

Total current tax expense (benefit)	234	5,429	7,626
Deferred tax expense (benefit):
Federal	(281)	(287)	(1,098)
State	(41)	(489)	(936)

Total deferred tax expense (benefit)	(322)	(776)	(2,034)

Total income tax expense (benefit) from continuing operations	$(88)	$4,653	$5,592

Reconciliation Income Tax Rate to Income Before Taxes from Continuing Operations

The difference between the reported income tax expense (benefit) from continuing operations and taxes determined by applying the applicable U.S. federal statutory income tax rate to income before taxes from continuing operations is reconciled as follows (dollars in thousands):

	Year Ended
	December 28, 2010		December 27, 2011		December 25, 2012
Income tax expense at federal statutory rate	$3,034	35%	$5,005	35%	$7,058	35%
State tax expense, net	522	6%	831	6%	443	2%
FICA tip and work opportunity credits	(1,474)	-17%	(1,743)	-12%	(2,200)	-10%
Nondeductible (nontaxable) insurance	(237)	-3%	450	3%	(160)	-1%
Other items, net	(1,933)	-22%	110	1%	451	2%

Total income tax expense (benefit) from continuing operations	$(88)	-1%	$4,653	33%	$5,592	28%

Components of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of deferred tax assets and liabilities are presented below (in thousands):

	December 27, 2011	December 25, 2012
	(In Thousands)
Deferred tax assets:
Equity-based compensation	$366	$151
Accrued liabilities	2,197	2,629
Deferred compensation	2,848	3,366
Deferred rent liabilities	3,198	6,212
Other	2,101	2,880

Total deferred tax assets	10,710	15,239
Deferred tax liabilities:
Property and equipment	7,559	11,759
Intangible assets	13,384	11,960
Other	100	245

Total deferred tax liabilities	21,043	23,964

Net deferred tax liabilities	$(10,333)	$(8,725)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

during the next 12 months. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Balance at beginning of year	$4,133	$1,691	$1,631
Additions resulting from current year positions	—	—	—
Additions for positions taken in prior years	804	—	—
Expiration of statute of limitations	(3,246)	(60)	—

Balance at end of year	$1,691	$1,631	$1,631

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents our financial assets and liabilities measured at fair value on a recurring basis at June 11, 2013 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	June 11, 2013	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$9,262	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(9,643)	$(8,415)

The following tables present our financial assets and liabilities measured at fair value on a recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Deferred compensation plan investments (life insurance policies)	2	$6,159	$5,586
Deferred compensation plan investments (mutual funds)	1	$—	$2,216
Deferred compensation plan liabilities	2	$(7,023)	$(8,415)

Schedule of Non-Financial Assets Measured at Fair Value on Non-Recurring Basis

The following table presents our non-financial assets measured at fair value on a non- recurring basis at December 27, 2011 and December 25, 2012 (in thousands):

	Fair Value Measurements
	Level	December 27, 2011	December 25, 2012
Long-lived assets held for sale	2	$1,850	$—

Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information By Segment

The following table presents information about reportable segments for the 24 weeks ended June 11, 2013 and June 12, 2012 and as of June 11, 2013 and June 12, 2012. (in thousands):

	24 Weeks Ended June 11, 2013
	Del Frisco’s	Sullivan’s	Other	Corporate	Consolidated
Revenues	$64,900	$38,084	$17,178	$—	$120,162
Restaurant-level EBITDA	18,334	6,213	3,372	—	27,919
Capital expenditures	1,420	951	7,812	47	10,230
Property and equipment	71,762	43,168	33,639	1,445	150,014

	24 Weeks Ended June 12, 2012
	Del Frisco’s	Sullivan’s	Other	Corporate	Consolidated
Revenues	$56,100	$39,294	$8,284	$—	$103,678
Restaurant-level EBITDA	16,090	7,803	2,038	—	25,931
Capital expenditures	1,341	2,303	8,641	144	12,429
Property and equipment	57,760	43,689	18,613	1,204	121,266

The following table presents information about reportable segments for fiscal years 2010, 2011, and 2012 (in thousands):

	Fiscal Year Ended December 25, 2012
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$124,692	$83,767	$23,976	$—	$232,435
Restaurant-level EBITDA	35,993	15,721	4,803	—	56,517
Capital expenditures	13,922	3,521	15,857	335	33,635
Property and equipment	70,342	42,217	25,828	1,417	139,804

	Fiscal Year Ended December 27, 2011
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$111,387	$82,777	$4,461	$—	$198,625
Restaurant-level EBITDA	31,277	15,611	437	—	47,325
Capital expenditures	6,777	2,924	9,928	434	20,063
Property and equipment	56,419	38,776	9,972	1,069	106,236

	Fiscal Year Ended December 28, 2010
	Del Frisco’s	Sullivan’s	Grille	Corporate	Consolidated
Revenues	$88,292	$74,563	$—	$—	$162,855
Restaurant-level EBITDA	25,318	13,395	—	—	38,713
Capital expenditures	718	4,572	43	217	5,550
Property and equipment	54,655	35,900	43	636	91,234

Reconciliation of Restaurant-Level EBITDA to Operating Income

See table below (in thousands) for a reconciliation of restaurant-level EBITDA to operating income from continuing operations.

	24 Weeks Ended
	June 11, 2013	June 12 2012
Restaurant-level EBITDA	$27,919	$25,931
Less pre-opening costs	919	902
Less general and administrative	7,938	5,400
Less management and accounting fees paid to related party	—	1,196
Less secondary public offering costs	412	—
Less public offering transaction bonuses	1,805	—
Less depreciation and amortization	5,006	3,570

Operating income	$11,839	$14,863

See table below for a reconciliation of restaurant-level EBITDA to operating income.

	December 28, 2010	Fiscal Year Ended December 27, 2011	December 25, 2012
Restaurant-level EBITDA	$38,713	$47,325	$56,517
Less pre-opening costs	798	3,018	4,058
Less general and administrative	7,512	10,640	13,449
Less management and accounting fees paid to related party	3,345	3,399	1,252
Less asset advisory agreement termination fee	—	—	3,000
Less public offering transaction bonuses	—	—	1,462
Less depreciation and amortization	6,459	6,998	8,675

Operating income	$20,599	$23,270	$24,621

Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

At June 12, 2012, there were no outstanding stock options or other dilutive securities and therefore they were not included in the dilutive calculation.

(dollars in thousands, except per share data)

	24 Weeks Ended
	June 11, 2013	June 12, 2012
Income from continuing operations	$8,000	$8,528
Discontinued operations, net of income tax benefit	—	84

Net income	$8,000	$8,612

Shares:
Weighted average number of common shares outstanding	23,794,667	17,994,667
Dilutive shares	202	—

Total Diluted Shares	23,794,869	17,994,667

Basic income per common share:
Continuing operations	$0.34	$0.47
Discontinued operations	0.00	0.01

Basic income per share	$0.34	$0.48

Diluted income per common share:
Continuing operations	$0.34	$0.47
Discontinued operations	0.00	0.01

Diluted income per share	$0.34	$0.48

Diluted earnings per share for fiscal 2012 excludes stock options of 825,000, which were outstanding during the period but were anti-dilutive.

(dollars in thousands, except per share data)

	Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Income (loss) from continuing operations	$8,757	$9,647	$14,573
Discontinued operations, net of income tax benefit	(27)	(674)	(819)

Net income (loss)	$8,730	$8,973	$13,754

Shares:
Weighted average number of common shares outstanding(1)	17,994,667	17,994,667	20,432,579
Dilutive shares	—	—	—

Total Diluted Shares	17,994,667	17,994,667	20,432,579

Basic and diluted income (loss) per common share:
Continuing operations	$0.49	$0.54	$0.71
Discontinued operations	(0.00)	(0.04)	(0.04)

Basic and diluted income (loss) per share	$0.49	$0.50	$0.67

(1)	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).

Stock-Based Employee Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity during the period ended June 11, 2013:

	24 Weeks Ended June 11, 2013
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	825,000	13.09
Granted	72,000	16.58
Exercised	—	—
Forfeited	(40,500)	13.44

Outstanding at end of period	856,500	$13.37	9.2 years	$5,481

Options exercisable at end of period	—	$—	—	$—

The following table summarizes stock option activity during 2012:

	December 25, 2012
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	—	—
Granted	830,000	$13.09
Exercised	—	—
Forfeited	(5,000)	13.00

Outstanding at end of period	825,000	$13.09	9.62 years	$1,845

Options exercisable at end of period	—	$—	—	$—

Summary of Non-Vested Shares

A summary of the status of non-vested shares as of June 11, 2013 and changes during the first and second quarters of fiscal 2013 is presented below:

	24 Weeks Ended June 11, 2013
	Shares	Weighted average Grant- Date Fair Value
Non-vested shares at beginning of year	825,000	$4.93
Granted	72,000	6.99
Vested	—	—
Forfeited	(40,500)	5.09

Non-vested shares at end of period	856,500	$5.10

A summary of the status of non-vested shares as of December 25, 2012 and changes during fiscal 2012 is presented below:

	December 25, 2012
	Shares	Weighted average Grant-Date Fair Value
Non-vested shares at beginning of year	—	—
Granted	830,000	$4.93
Vested	—	—
Canceled	(5,000)	4.82

Non-vested shares at end of period	825,000	$4.93

DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Discontinued Operations And Disposal Groups [Abstract]
Loss from Discontinued Operations Net of Tax

Loss from discontinued operations, net of tax is comprised of the following for the 24 weeks ended June 12, 2012 (in thousands):

24 Weeks Ended June 12, 2012
Revenues	$1,323
Income (loss) before income tax	38
Income tax benefit	46

Income (loss) from discontinued operations, net of income tax expense	$84

Loss from discontinued operations, net of tax is comprised of the following:

	Fiscal Year Ended
	December 28, 2010	December 27, 2011	December 25, 2012
Revenues	$2,720	$3,003	$1,505
Income (loss) before income tax	(68)	(1,179)	(821)
Income tax (expense) benefit	41	505	2

Income (loss) from discontinued operations, net of income tax	$(27)	$(674)	$(819)

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 25, 2012
Quarterly Financial Information Disclosure [Abstract]
Consolidated Financial Information

The following tables set forth certain unaudited consolidated financial information for each of the four quarters in fiscal 2012 and fiscal 2011 (in thousands, except per share data).

	Fiscal Year Ended December 25, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$52,943	$50,736	$47,887	$80,869	$232,435
Operating income	8,253	6,611	(923)	10,680	24,621
Income from continuing operations	4,899	3,628	(1,794)	7,840	14,573
Net income	4,986	3,626	(2,422)	7,564	13,754
Basic income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Basic income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Basic weighted average shares outstanding	17,995	17,995	20,826	23,795	20,443
Diluted income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Diluted income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Diluted weighted average shares outstanding	17,995	17,995	20,826	23,795	20,443

	Fiscal Year Ended December 27, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$42,621	$42,851	$41,273	$71,880	$198,625
Operating income	5,681	3,246	3,195	11,148	23,270
Income from continuing operations	2,724	1,097	(921)	6,747	9,647
Net income	2,743	1,034	(1,836)	7,032	8,973
Basic and diluted income (loss) per common share:
Continuing operations	$0.15	$0.06	$(0.05)	$0.38	$0.54
Discontinued operations	—	—	(0.05)	0.01	(0.04)

Basic and diluted income (loss) per share	$0.15	$0.06	$(0.10)	$0.39	$0.50

Basic and diluted weighted average shares outstanding	17,995	17,995	17,995	17,995	17,995

BUSINESS AND BASIS OF PRESENTATION - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			3 Months Ended	12 Months Ended							6 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended
	Aug. 01, 2012	Jul. 26, 2012	Dec. 13, 2006 Brand	Sep. 04, 2012	Dec. 25, 2012	Dec. 27, 2011	Jun. 11, 2013 Restaurants State	Jun. 11, 2013 Del Frisco's Double Eagle Steak House [Member] Restaurants	Dec. 25, 2012 Del Frisco's Double Eagle Steak House [Member] Restaurants	Jun. 11, 2013 Sullivan's [Member] Restaurants	Dec. 25, 2012 Sullivan's [Member] Restaurants	Jun. 11, 2013 Grille [Member] Location Restaurants	Dec. 25, 2012 Grille [Member] Restaurants	Aug. 01, 2012 Lone Star Fund [Member]	Dec. 25, 2012 IPO [Member]	Aug. 01, 2012 IPO [Member]	Jul. 26, 2012 IPO [Member]	Dec. 25, 2012 IPO [Member] Common Stock [Member]	Aug. 01, 2012 IPO [Member] Lone Star Fund [Member]
Business And Basis Of Presentation [Line Items]
Number of brands			4
Value of initial public offering																	$ 75,400
Number of common shares issued in initial public offering		5,800,000
Initial public offering price per share		$ 13
Closing date of IPO		August 1, 2012
Proceeds from initial public offering	70,122
Underwriting discounts and commissions	5,278
Offering costs	3,666
Common stock shares outstanding					23,794,667	17,994,667	23,794,667									23,794,667			17,994,667
Percentage of common stock outstanding																			75.60%
Converted common shares																		17,994,667
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000								10,000,000
Preferred stock par value					$ 0.001	$ 0.001	$ 0.001								$ 0.001
Common Stock, shares authorized					190,000,000	190,000,000	190,000,000								190,000,000
Common stock par value					$ 0.001	$ 0.001	$ 0.001								$ 0.001
Common stock, shares issued					23,794,667	17,994,667	23,794,667									23,794,667
Repayment of amount outstanding under credit facility	61,000
One time payment made for termination of asset advisory agreement														3,000
Write-off of unamortized debt issuance costs				$ 1,649	$ 1,649	$ 2,501
Number of restaurants owned and operated							35	10	10	19	19	6	5
Restaurant operated in number of states							19
Number of new locations opened												1

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012 Supplier	Dec. 27, 2011	Dec. 28, 2010
Organization And Basis Of Presentation [Line Items]
Cash equivalents	$ 0	$ 575
Percentage of BEEF purchases	100.00%	100.00%	100.00%
Number of BEEF suppliers	4
Realized loss upon settlement, net of income tax			200
Interest capitalized	104	204	0
Initial public offering cost		820
Non-cash impairment charge		1,400
Advertising costs	$ 4,682	$ 4,246	$ 2,744
Leasehold Improvements [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	20 years
Minimum [Member]
Organization And Basis Of Presentation [Line Items]
Finite lived intangible assets useful life	7 years
Minimum [Member] | Building [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	20 years
Minimum [Member] | Furniture fixtures and equipment [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	3 years
Maximum [Member]
Organization And Basis Of Presentation [Line Items]
Finite lived intangible assets useful life	17 years
Maximum [Member] | Building [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	25 years
Maximum [Member] | Furniture fixtures and equipment [Member]
Organization And Basis Of Presentation [Line Items]
Estimated useful life of assets	7 years

INTANGIBLE ASSETS AND GOODWILL - Schedule Of Intangible Assets And Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012	Dec. 27, 2011
Amortized intangible assets:
Gross carrying amount	$ 2,190	$ 2,123
Accumulated amortization	(1,077)	(908)
Net amortized intangible assets	1,113	1,215
Unamortized intangible assets:
Unamortized intangible assets	110,643	111,381
Goodwill [Member]
Unamortized intangible assets:
Unamortized intangible assets	75,365	76,103
Trade names [Member]
Unamortized intangible assets:
Unamortized intangible assets	34,893	34,893
Liquor license permits [Member]
Unamortized intangible assets:
Unamortized intangible assets	385	385
Favorable leasehold interests [Member]
Amortized intangible assets:
Gross carrying amount	848	848
Accumulated amortization	(639)	(549)
Licensing contract rights [Member]
Amortized intangible assets:
Gross carrying amount	1,077	1,077
Accumulated amortization	(399)	(333)
Other [Member]
Amortized intangible assets:
Gross carrying amount	265	198
Accumulated amortization	$ (39)	$ (26)

INTANGIBLE ASSETS AND GOODWILL - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010	Jun. 11, 2013
Intangible Assets Goodwill And Other Assets [Line Items]
Goodwill	$ 75,365	$ 76,103		$ 75,365
Estimated amortization expense, 2013	167
Estimated amortization expense, 2014	153
Estimated amortization expense, 2015	126
Estimated amortization expense, 2016	90
Estimated amortization expense, 2017	82
Amortization Expense	169	166	175
Book value of license	36,391	36,493		36,329
Payment to licensee	25
Discount rate for cash flow	10.50%
Del Frisco's [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Goodwill	43,928	43,928
Book value of license	678
Sullivan's [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Goodwill	$ 31,437	$ 32,175
Minimum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	7 years
Maximum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	17 years
Favorable leasehold interests [Member] | Minimum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	7 years
Favorable leasehold interests [Member] | Maximum [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	9 years
Licensing contract rights [Member]
Intangible Assets Goodwill And Other Assets [Line Items]
Estimated useful life	17 years

RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2010	Jun. 11, 2013	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Related Party Transaction [Line Items]
Management and accounting fees				$ 1,196,000	$ 1,252,000	$ 3,399,000	$ 3,345,000
Company earned transaction bonuses, in connection with IPO/SPO			1,805,000		1,462,000
Contribution used by Company to pay bonuses		1,779,000
General and administrative expenses include charges for services			25,000		73,000
Unsecured promissory note bearing interest					4.65%
Cash capital contribution from its Parent	47,127,000
Incurred interest expense							1,775,000
Average balance of the advances due to affiliates							39,124,000
Wagon [Member]
Related Party Transaction [Line Items]
Management and accounting fees					1,462,000
Company earned transaction bonuses, in connection with IPO/SPO					1,462,000
Contribution used by Company to pay bonuses					1,440,000
LS Management Inc [Member]
Related Party Transaction [Line Items]
Management and accounting fees					0	269,000	1,275,000
Hudson Advisors LLC [Member]
Related Party Transaction [Line Items]
Asset management and advisory service charges					$ 1,252,000	$ 3,129,000	$ 2,070,000

RELATED PARTY TRANSACTIONS - Advances Due to Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2010
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Balance	$ 45,269
Interest accrued on advances due to affiliates	1,775
Other	83
Payments	(47,127)
Balance

LEASES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Leases [Line Items]
Non cancelable operating lease expiration period	2013 and 2034
Renewal options of leases		15 years	10 years
Total rental expense	$ 13,065	$ 11,170	$ 8,228
Contingent rentals	3,240	2,682	1,751
Net proceeds from sale leaseback transaction		13,235	3,853
Realized gain from sale leaseback transaction		8,699	743
Aggregate annual lease obligation		1,151
Lease Rent Escalation Period		5 years
Sale leaseback net proceeds were used to pay down the Company's indebtedness		$ 10,405
Minimum [Member]
Leases [Line Items]
Renewal options of leases	5 years
Maximum [Member]
Leases [Line Items]
Renewal options of leases	20 years

LEASES - Future Minimum Rentals for Each of Next Five Year (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012
Leases [Abstract]
2013	$ 11,936
2014	12,571
2015	12,522
2016	12,660
2017	12,435
Thereafter	141,950
Total minimum lease payments	$ 204,074

INCOME TAXES - Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Income Tax Disclosure [Abstract]
Income tax expense (benefit) from continuing operations	$ 3,791	$ 4,172	$ 5,592	$ 4,653	$ (88)
Income tax expense (benefit) from discontinued operations			(2)	(504)	(41)
Total income tax expense (benefit)			$ 5,590	$ 4,149	$ (129)

INCOME TAXES - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Current tax expense (benefit):
Federal			$ 5,406	$ 3,179	$ (2,303)
State			2,220	2,250	2,537
Total current tax expense (benefit)			7,626	5,429	234
Deferred tax expense (benefit):
Federal			(1,098)	(287)	(281)
State			(936)	(489)	(41)
Total deferred tax expense (benefit)			(2,034)	(776)	(322)
Total income tax expense (benefit) from continuing operations	$ 3,791	$ 4,172	$ 5,592	$ 4,653	$ (88)

INCOME TAXES - Reconciliation Income Tax Rate to Income Before Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Income Tax Disclosure [Abstract]
Income tax expense at federal statutory rate, Percentage	35.00%		35.00%	35.00%	35.00%
State tax expense, net, Percentage			2.00%	6.00%	6.00%
FICA tip and work opportunity credits, Percentage			(10.00%)	(12.00%)	(17.00%)
Nondeductible (nontaxable) insurance, Percentage			(1.00%)	3.00%	(3.00%)
Other items, net, Percentage			2.00%	1.00%	(22.00%)
Total income tax expense (benefit) from continuing operations, Percentage	32.20%	32.90%	28.00%	33.00%	(1.00%)
Income tax expense at federal statutory rate			$ 7,058	$ 5,005	$ 3,034
State tax expense, net			443	831	522
FICA tip and work opportunity credits			(2,200)	(1,743)	(1,474)
Nondeductible (nontaxable) insurance			(160)	450	(237)
Other items, net			451	110	(1,933)
Total income tax expense (benefit) from continuing operations	$ 3,791	$ 4,172	$ 5,592	$ 4,653	$ (88)

INCOME TAXES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010	Dec. 28, 2009
Income Tax [Line Items]
Reversal of previously reserved unrecognized tax benefits resulting from expiration of statute of limitations			$ 451	$ 110	$ (1,933)
Income tax accruals provided for various uncertain tax positions					1,503
Company's unrecognized tax benefits totaled			1,631	1,631	1,691	4,133
Accrued interest and penalties			2,457	2,245
Effective income tax rate	32.20%	32.90%	28.00%	33.00%	(1.00%)
Federal statutory rate	35.00%		35.00%	35.00%	35.00%
Decrease unrecognized Tax Benefits	300
Cumulative Adjustment to record additional income tax expenses	500
Reversal of Previously Reserved Unrecognized Tax Benefits
Income Tax [Line Items]
Reversal of previously reserved unrecognized tax benefits resulting from expiration of statute of limitations					$ 3,683

INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012	Dec. 27, 2011
Deferred tax assets:
Equity-based compensation	$ 151	$ 366
Accrued liabilities	2,629	2,197
Deferred compensation	3,366	2,848
Deferred rent liabilities	6,212	3,198
Other	2,880	2,101
Total deferred tax assets	15,239	10,710
Deferred tax liabilities:
Property and equipment	11,759	7,559
Intangible assets	11,960	13,384
Other	245	100
Total deferred tax liabilities	23,964	21,043
Net deferred tax liabilities	$ (8,725)	$ (10,333)

INCOME TAXES - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,631	$ 1,691	$ 4,133
Additions resulting from current year positions
Additions for positions taken in prior years			804
Expiration of statute of limitations		(60)	(3,246)
Balance at end of year	$ 1,631	$ 1,631	$ 1,691

LONG-TERM DEBT - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended						1 Months Ended
	Mar. 31, 2010	Oct. 05, 2009	Dec. 25, 2012	Dec. 28, 2010	Jun. 11, 2013	Dec. 25, 2012 Minimum [Member]	Dec. 25, 2012 Maximum [Member]	Jul. 29, 2011 Quarterly payments [Member]	Oct. 05, 2009 Quarterly payments [Member]	Dec. 25, 2012 Quarterly payments [Member]	Oct. 15, 2012 Three-year unsecured revolving credit facility [Member]	Jun. 11, 2013 Three-year unsecured revolving credit facility [Member]	Jul. 29, 2011 Five-year term loan facility [Member]	Jul. 29, 2011 Five-year term loan facility [Member] Minimum [Member]	Jul. 29, 2011 Five-year term loan facility [Member] Maximum [Member]	Jul. 29, 2011 Five-year term loan revolving credit facility[Member]	Jul. 29, 2011 Letter of credit [Member]	Oct. 05, 2009 Term loans [Member]	Oct. 05, 2009 Revolving credit facility [Member]	Mar. 23, 2010 Revolving credit facility [Member] Quarterly payments [Member]
Proforma Debt Instrument [Line Items]
Revolving credit facility											$ 25,000,000		$ 10,000,000						$ 16,000,000
Credit facility maturity date											3 years	3 years	5 years			5 years
LIBOR interest rate											Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%.	Borrowings under the new credit facility bear interest at a rate of LIBOR plus 1.50%.	Borrowings under the 2011 credit facility bore interest at a rate between LIBOR plus 4.75% and LIBOR plus 5.75%
Basis spread on variable rate											1.50%			4.75%	5.75%
Percentage of commitment fee paid on unused revolving loan facility			0.75%					0.50%			0.25%	0.25%
Revolving credit facility, amount outstanding			0		0
Borrowings available under revolving credit facility			25,000,000
Total outstanding letter of credit commitments			761,000		761,000
Term loan																	70,000,000	106,025,000
Principal payments made on quarterly basis										875,000
Principle periodic payments description										Principal payments were due in quarterly payments of $875 commencing September 30, 2013 with the balance due July 29, 2016.
Additional principal payment in connection with excess cash flow	6,000,000	1,500,000							750,000
Percentage of principal payment in excess of cash flow		80.00%																	100.00%
Outstanding principal balance		75,000,000
Reduction in amounts available under revolving commitments																				250,000
Interest rate on debt on senior debt rating and outstanding principal balance				9.25%		5.50%	8.00%
Borrowings available under revolving credit facility			$ 24,200,000		$ 24,200,000

RETIREMENT PLANS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012 OptionPlan	Dec. 27, 2011	Dec. 28, 2010
Defined Benefit Plan Disclosure [Line Items]
Expenses related to the Plans	$ 1,256	$ 1,006	$ 909
Number of retirement benefit plans	2
401(k) plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees contribution of annual salaries	15.00%
Deferred-compensation plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employees contribution of annual salaries	80.00%

STOCKHOLDERS' EQUITY - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Nov. 30, 2010
Equity [Abstract]
Cash equity contribution from Parent	$ 47,127

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 11, 2013 Lease	Dec. 25, 2012 Lease	Dec. 27, 2011	Dec. 28, 2010
Commitments And Contingencies Disclosure [Abstract]
Number of leases	5	5
Lease Expiration Date	2016	2016
Expenses incurred for guarantees			$ 130,000	$ 280,000
Maximum potential amount of future payments	1,800,000	1,997,000
Outstanding letters of credit	976,000	976,000
Total outstanding letter of credit commitments	761,000	761,000
Restricted cash Collateralized	$ 215,000	$ 215,000	$ 976,000

FAIR VALUE MEASUREMENT - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011
Fair Value Measurements Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan liabilities	$ (9,643)	$ (8,415)	$ (7,023)
Fair Value Measurements Level 2 [Member] | Life Insurance Policies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments	9,262	5,586	6,159
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deferred compensation plan investments		$ 2,216

FAIR VALUE MEASUREMENT - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 27, 2011 DerivativeInstrument	Dec. 25, 2012 DerivativeInstrument
Fair Value Disclosures [Abstract]
Number of derivative instruments	0	0
Non cash impairment charge	$ 1,400

FAIR VALUE MEASUREMENT - Schedule of Non-Financial Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2012	Dec. 27, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale		$ 1,850
Fair Value Measurements Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for sale		$ 1,850

SEGMENT REPORTING - Schedule of Segment Reporting Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Segment Reporting Information [Line Items]
Revenues	$ 80,869	$ 47,887	$ 50,736	$ 52,943	$ 71,880	$ 41,273	$ 42,851	$ 42,621	$ 120,162	$ 103,678	$ 232,435	$ 198,625	$ 162,855
Restaurant-level EBITDA									27,919	25,931	56,517	47,325	38,713
Capital expenditures									10,230	12,429	33,635	20,063	5,550
Property and equipment	139,804		121,266		106,236				150,014	121,266	139,804	106,236	91,234
Del Frisco's [Member]
Segment Reporting Information [Line Items]
Revenues									64,900	56,100	124,692	111,387	88,292
Restaurant-level EBITDA									18,334	16,090	35,993	31,277	25,318
Capital expenditures									1,420	1,341	13,922	6,777	718
Property and equipment	70,342		57,760		56,419				71,762	57,760	70,342	56,419	54,655
Sullivan's [Member]
Segment Reporting Information [Line Items]
Revenues									38,084	39,294	83,767	82,777	74,563
Restaurant-level EBITDA									6,213	7,803	15,721	15,611	13,395
Capital expenditures									951	2,303	3,521	2,924	4,572
Property and equipment	42,217		43,689		38,776				43,168	43,689	42,217	38,776	35,900
Grille [Member]
Segment Reporting Information [Line Items]
Revenues											23,976	4,461
Restaurant-level EBITDA											4,803	437
Capital expenditures											15,857	9,928	43
Property and equipment	25,828				9,972						25,828	9,972	43
Corporate [Member]
Segment Reporting Information [Line Items]
Capital expenditures									47	144	335	434	217
Property and equipment	1,417		1,204		1,069				1,445	1,204	1,417	1,069	636
Other [Member]
Segment Reporting Information [Line Items]
Revenues									17,178	8,284
Restaurant-level EBITDA									3,372	2,038
Capital expenditures									7,812	8,641
Property and equipment			$ 18,613						$ 33,639	$ 18,613

SEGMENT REPORTING - Reconciliation of Restaurant-Level Earning Before Income Taxes Depreciation Amortization to Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Segment Reporting [Abstract]
Restaurant-level EBITDA									$ 27,919	$ 25,931	$ 56,517	$ 47,325	$ 38,713
Less pre-opening costs									919	902	4,058	3,018	798
Less general and administrative									7,938	5,400	13,449	10,640	7,512
Less management and accounting fees paid to related party										1,196	1,252	3,399	3,345
Less asset advisory agreement termination fee											3,000
Less secondary public offering costs									412
Less public offering transaction bonuses									1,805		1,462
Less depreciation and amortization									5,006	3,570	8,675	6,998	6,459
Operating income	$ 10,680	$ (923)	$ 6,611	$ 8,253	$ 11,148	$ 3,195	$ 3,246	$ 5,681	$ 11,839	$ 14,863	$ 24,621	$ 23,270	$ 20,599

EARNINGS PER SHARE - Additional Information (Detail) (Stock options [Member])	6 Months Ended		12 Months Ended
	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	818,053	0	825,000	0	0

EARNINGS PER SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012		Dec. 27, 2011		Dec. 28, 2010
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 7,840	$ (1,794)	$ 3,628	$ 4,899	$ 6,747	$ (921)	$ 1,097	$ 2,724	$ 8,000	$ 8,528	$ 14,573		$ 9,647		$ 8,757
Discontinued operations, net of income tax benefit										84	(819)		(674)		(27)
Net income (loss)	$ 7,564	$ (2,422)	$ 3,626	$ 4,986	$ 7,032	$ (1,836)	$ 1,034	$ 2,743	$ 8,000	$ 8,612	$ 13,754		$ 8,973		$ 8,730
Shares:
Weighted average number of common shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					23,794,667	17,994,667	20,432,579	[1]	17,994,667	[1]	17,994,667	[1]
Dilutive shares									202
Total Diluted Shares	23,795,000	20,826,000	17,995,000	17,995,000					23,794,869	17,994,667	20,432,579		17,994,667		17,994,667
Basic income per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.2	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0	$ 0.01	$ (0.04)
Basic income per share	$ 0.32	$ (0.12)	$ 0.2	$ 0.28					$ 0.34	$ 0.48	$ 0.67
Basic and diluted income (loss) per common share:
Continuing operations					$ 0.38	$ (0.05)	$ 0.06	$ 0.15			$ 0.71		$ 0.54		$ 0.49
Discontinued operations					$ 0.01	$ (0.05)					$ (0.04)		$ (0.04)		$ 0
Basic and diluted income (loss) per share					$ 0.39	$ (0.1)	$ 0.06	$ 0.15			$ 0.67		$ 0.5		$ 0.49
Diluted income per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.2	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0	$ 0.01	$ (0.04)
Diluted income per share	$ 0.32	$ (0.12)	$ 0.2	$ 0.28					$ 0.34	$ 0.48	$ 0.67

[1]	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).

STOCK-BASED EMPLOYEE COMPENSATION - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2007	Jun. 11, 2013	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of currently outstanding options		856,500	825,000
Shares available for future grants		1,376,300	1,407,800
Total unrecognized compensation cost related to non-vested stock options		$ 3,500,000	$ 3,636,000
Cost is expected to be recognized		3 years 2 months 12 days	3 years 7 months 13 days
Grant-date per share fair value of options		$ 6.99	$ 4.93
Fair value of each option award estimated risk-free interest rate		0.99%	0.62%		0.62%
Fair value of each option award estimated volatility		42.31%	40.49%		34.00%
Fair value of each option award expected option life		6 years 3 months	5 years 5 months 27 days		1 year 9 months
Equity participation in holdings	7.00%
Percentage of vested shares	7.50%		12.50%	12.50%	7.50%
Investment interest rate of return			12.00%	12.00%
Estimated dividend yield				0.00%
Total equity-based compensation				101,000	170,000
Cash distribution to parent				357,000
Paid a former executive of the Company as consideration				357,000
Class B Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost equity awards	525,000
General and administrative cost [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation was expensed primarily in general and administrative costs		$ 466,000	$ 378,000
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance		2,232,800	2,232,800
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period		4 years	4 years
2007 Long-Term Equity Incentive Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period			5 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period		1 year	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, vesting period		4 years	4 years
Maximum [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted under the company's equity incentive plan, contractual term		10 years	10 years

STOCK-BASED EMPLOYEE COMPENSATION - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at beginning of year, Shares	825,000
Granted, Shares	72,000	830,000
Exercised, Shares
Forfeited, Shares	(40,500)	(5,000)
Outstanding at end of period, Shares	856,500	825,000
Options exercisable at end of period, Shares
Outstanding at beginning of year, Weighted average exercise price	$ 13.09
Granted, Weighted average exercise price	$ 16.58	$ 13.09
Exercised, Weighted average exercise price
Forfeited, Weighted average exercise price	$ 13.44	$ 13
Outstanding at end of period, Weighted average exercise price	$ 13.37	$ 13.09
Options exercisable at end of period, Weighted average exercise price
Outstanding at end of period, Weighted average Remaining Contractual Term	9 years 2 months 12 days	9 years 7 months 13 days
Options exercisable at end of period, Weighted average Remaining Contractual Term
Outstanding at end of period, Aggregate Intrinsic Value	$ 5,481	$ 1,845
Options exercisable at end of period, Aggregate Intrinsic Value

STOCK-BASED EMPLOYEE COMPENSATION - Summary of Non-Vested Shares (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 11, 2013	Dec. 25, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-vested shares, Beginning balance	825,000
Non-vested shares, Granted	72,000	830,000
Non-vested shares, Vested
Non-vested shares, Forfeited/Canceled	(40,500)	(5,000)
Non-vested shares, Ending balance	856,500	825,000
Non-vested shares, Weighted average Grant-Date Fair Value, Beginning balance	$ 4.93
Non-vested shares, Weighted average Grant-Date Fair Value, Granted	$ 6.99	$ 4.93
Non-vested shares, Weighted average Grant-Date Fair Value, Vested
Non-vested shares, Weighted average Grant-Date Fair Value, Forfeited/Canceled	$ 5.09	$ 4.82
Non-vested shares, Weighted average Grant-Date Fair Value, Ending balance	$ 5.1	$ 4.93

DISCONTINUED OPERATIONS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2012	Dec. 27, 2011
Discontinued Operations And Disposal Groups [Abstract]
Approximate amount of real property sales	$ 1,682
Approximate amount allocated in goodwill	739
Approximate total loss on the sale of property, net of tax	465
Non-cash asset impairment charge		$ 1,400

DISCONTINUED OPERATIONS - Loss from Discontinued Operations Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 12, 2012	Dec. 25, 2012	Dec. 27, 2011	Dec. 28, 2010
Discontinued Operations And Disposal Groups [Abstract]
Revenues	$ 1,323	$ 1,505	$ 3,003	$ 2,720
Income (loss) before income tax	38	(821)	(1,179)	(68)
Income tax (expense) benefit	46	2	505	41
Income (loss) from discontinued operations, net of income tax	$ 84	$ (819)	$ (674)	$ (27)

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Consolidated Financial Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012		Dec. 27, 2011		Dec. 28, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 80,869	$ 47,887	$ 50,736	$ 52,943	$ 71,880	$ 41,273	$ 42,851	$ 42,621	$ 120,162	$ 103,678	$ 232,435		$ 198,625		$ 162,855
Operating income	10,680	(923)	6,611	8,253	11,148	3,195	3,246	5,681	11,839	14,863	24,621		23,270		20,599
Income from continuing operations	7,840	(1,794)	3,628	4,899	6,747	(921)	1,097	2,724	8,000	8,528	14,573		9,647		8,757
Net income	$ 7,564	$ (2,422)	$ 3,626	$ 4,986	$ 7,032	$ (1,836)	$ 1,034	$ 2,743	$ 8,000	$ 8,612	$ 13,754		$ 8,973		$ 8,730
Basic income (loss) per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.2	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0	$ 0.01	$ (0.04)
Basic income (loss) per share	$ 0.32	$ (0.12)	$ 0.2	$ 0.28					$ 0.34	$ 0.48	$ 0.67
Basic and diluted income (loss) per common share:
Continuing operations					$ 0.38	$ (0.05)	$ 0.06	$ 0.15			$ 0.71		$ 0.54		$ 0.49
Discontinued operations					$ 0.01	$ (0.05)					$ (0.04)		$ (0.04)		$ 0
Basic and diluted income (loss) per share					$ 0.39	$ (0.1)	$ 0.06	$ 0.15			$ 0.67		$ 0.5		$ 0.49
Basic weighted average shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					23,794,667	17,994,667	20,432,579	[1]	17,994,667	[1]	17,994,667	[1]
Basic and diluted weighted average shares outstanding					17,995,000	17,995,000	17,995,000	17,995,000					17,995,000
Diluted income (loss) per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.2	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0	$ 0.01	$ (0.04)
Diluted income (loss) per share	$ 0.32	$ (0.12)	$ 0.2	$ 0.28					$ 0.34	$ 0.48	$ 0.67
Diluted weighted average shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					23,794,869	17,994,667	20,432,579		17,994,667		17,994,667

[1]	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).

QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 04, 2012	Dec. 25, 2012	Dec. 27, 2011	Sep. 06, 2011 Sullivan's [Member]
Quarterly Financial Information [Line Items]
Asset management termination fee	$ 3,000
Transaction bonus expense	1,462
Written-off of loan originations costs	1,649	1,649	2,501
Impairment charge, before tax			$ 1,400	$ 1,400

SECONDARY PUBLIC OFFERING - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 07, 2013	Jun. 11, 2013	Dec. 25, 2012	Apr. 10, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares sold by shareholders	4,750,000
Number of shares sold to cover over allotments				150,000
Proceeds from offering	$ 0		$ 66,457
Offering costs and registration expense		$ 412